As filed with the Securities and Exchange Commission on April 28, 1999.

                                             Registration No. 33-37498
                                                              811-2954

            ----------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C. 20549

            ----------------------------------------------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.
                                             ---            ---


                 Post-Effective Amendment No. 10             x
                                             ---            ---

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                        Amendment No.  8             x
                                      --             ---

            -----------------------------------------------------

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                            4333 Edgewood Road N.E.
                           Cedar Rapids, Iowa 52499

                 Depositor's Telephone Number: (319) 297-8121


                            Frank A. Camp, Esquire
                          PFL Life Insurance Company
               4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                         1275 Pennsylvania Avenue N.W.
                          Washington, D.C. 20004-2404

Title of Securities Being Registered:
Fexible Premium Variable Annuity Policies



                     ------------------------------



It is proposed that this filing will become effective:


        immediately upon filing pursuant to paragraph (b) of Rule 485.
-----


  X     on May 1, 1999 pursuant to paragraph (b) of Rule 485.
-----

        60 days after filing pursuant to paragraph (a)(i) of Rule 485
-----

        on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485
-----

        75 days after filing pursuant to paragraph (a)(ii)
-----

        on             pursuant to paragraph (a)(ii) of Rule 485
-----      -----------

If appropriate, check the following box:


                This post-effective amendment designates a new effective
        ---
date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                             Pursuant to Rule 495


                  Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------

                                 PART A
                                 ------

Item of Form N-4                              Prospectus Caption
----------------                              ------------------

 1.  Cover Page....................    Cover Page

 2.  Definitions...................    Glossary of Terms

 3.  Synopsis......................    Questions and Answers About the Contract;
                                       Fee Table

 4.  Condensed Financial Information   Financial Information

 5.  General
     (a) Depositor.................    PFL Life Insurance Company
     (b) Registrant................    The Fidelity Variable Annuity Account
     (c) Portfolio Company.........    Variable Insurance
                                       Products Fund, Varible Insurance Products
                                       Fund II and Variable Insurance
                                       Products Fund II
     (d) Fund Prospectus...........    Variable Insurance
                                       Products Fund, Variable Insurance
                                       Products Fund II and Variable Insurance
                                       Products Fund II
     (e) Voting Rights.............    Voting Rights

 6.  Deductions and Expenses
     (a) General...................    Contract Charges
     (b) Sales Load %..............    N/A
     (c) Special Purchase Plan.....    N/A
     (d) Commissions...............    Distribution of Contracts
     (e) Expenses - Registrant.....    N/A
     (f) Fund Expenses.............    Variable Insurance Products
                                       Fund Variable Insurance
                                       Products Fund II, and Variable Insurance
                                       Products Fund III
     (g) Organizational Expenses...    N/A

 7.  Policies
     (a) Persons with Rights.......    The Policy; Election of Annuity
                                       Option; Determination of Annuity
                                       Payments; Annuity Commencement
                                       Date; Ownership of the Policy
                                       Voting Rights
     (b) (i)   Allocation of Premium
               Payments............    Allocation and Reallocation of Net
                                       Purchase Payments
         (ii)  Transfers...........    Allocation and Reallocation of Net
                                       Purchase Payments
         (iii) Exchanges...........    Exchange Privilege
     (c) Changes...................    Addition, Deletion or
                                       Substitution of Investments;
                                       Election of Annuity Option;
                                       Annuity Commencement Date;
                                       Beneficiary; Ownership of the
                                       Policy

     (d) Inquiries.................    Summary

 8.  Annuity Period................    Election of Annuity Options

 9.  Death Benefit.................    Death Benefit

10. Purchase and Policy Values
    (a)  Purchases.................    Purchase of the Contracts

    (b)  Valuation.................    Value of Accumulation Units

    (c)  Daily Calculation.........    Value of Accumulation Units
    (d)  Underwriter...............    Distribution of Contracts

1   Redemptions
    (a)  By Owners.................    Surrenders
         By Annuitant..............    N/A
    (b)  Texas ORP.................    N/A

    (c)  Check Delay...............    Surrenders
    (d)  Lapse.....................    N/A
    (e)  Free Look.................    Right to Return Contract

12. Taxes..........................    Federal Tax Matters


13. Legal Proceedings..............    Legal Proceedings

14. Table of Contents for the
    Statement of                       Table of Contents of the
    Additional Information             Statement of Additional
                                       Information

                                PART B
                                ------

Item of Form N-4                              Statement of Additional
----------------                                Information Caption
                                                -------------------
15. Cover Page.....................    Cover Page

16  Table of Contents..............    Table of Contents

17. General Information
    and History....................    (Prospectus) PFL Life Insurance
                                       Company

18. Services.......................
    (a)  Fees and Expenses
         of Registrant.............    N/A
    (b)  Management Policies.......    N/A
    (c)  Custodian.................    Custody of Assets
         Independent
         Auditors..................    Independent Auditors
    (d)  Assets of Registrant......    Custody of Assets

    (e)  Affiliated Person.........    N/A
    (f)  Principal Underwriter.....    Distribution of Contracts

19. Purchase of Securities
    Being Offered..................    Distribution of Contracts
    Offering Sales Load............    N/A

20. Underwriters...................    Distribution of the Contracts;
                                       (Prospectus) Distributor of the
                                       Contracts

21. Calculation of Performance
    Data...........................    Historical Performance Data

22. Annuity Payments...............    (Prospectus) Election of Annuity Option;
                                       (Prospectus) Determination of Annuity
                                       Payments

23. Financial Statements...........    Financial Statements

                        PART C -- OTHER INFORMATION
                        ---------------------------

Item of Form N-4                                Part C Caption
----------------                                --------------
24.  Financial Statements
     and Exhibits..................    Financial Statements and Exhibits
     (a)  Financial Statements.....    Financial Statements
     (b)  Exhibits.................    Exhibits

25.  Directors and Officers of         Directors and Officers of the
     the Depositor                     Depositor

26.  Persons Controlled By or Under    Persons Controlled By or Under
     Common Control with the           Common Control with the
     Depositor or Registrant.......    Depositor or Registrant

27.  Number of Policyowners........    Number of Policyowners

28.  Indemnification...............    Indemnification

29.  Principal Underwriters........    Principal Underwriters

30.  Location of Accounts..........
     and Records...................    Location of Accounts and Records

31.  Management Services...........    Management Services

32.  Undertakings..................    Undertakings

     Signature Page................    Signatures

______________________________

                                                            FIDELITY INCOME PLUS

                                                                  Issued Through

                                                      THE FIDELITY VARIABLE
                                                                 ANNUITY ACCOUNT

                                                                              by

                                                      PFL LIFE INSURANCE COMPANY

Prospectus
May 1, 1999

This prospectus and the mutual fund prospectuses give you important information about the contracts and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Fidelity Income Plus Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at (800) 525-6205 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, IA, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the separate account and the target account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The individual variable annuity contract has thirteen mutual fund portfolios listed below. You can choose any combination of these investment choices.

Variable Insurance Products
Fund (VIP):
 VIP Money Market
 VIP High Income
 VIP Equity-Income
 VIP Growth
 VIP Overseas

Variable Insurance Products
Fund II (VIP II):
 VIP II Investment Grade Bond
 VIP II Asset Manager
 VIP II Asset Manager: Growth
 VIP II Index 500
 VIP II Contrafund

Variable Insurance Products Fund III (VIP III):
 VIP III Balanced
 VIP III Growth & Income
 VIP III Growth Opportunities

Please note that the policies and the mutual funds:
 .   are not bank deposits
 .   are not federally insured
 .   are not endorsed by any bank or government agency
 .   are not guaranteed to achieve their goal
 .   are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS                                                          Page
GLOSSARY OF TERMS.........................................................    3
QUESTIONS AND ANSWERS ABOUT THE CONTRACT..................................    5
ANNUITY CONTRACT FEE TABLE................................................    8
EXAMPLES..................................................................    9
FINANCIAL STATEMENTS......................................................   10
PFL LIFE INSURANCE COMPANY................................................   10
THE FIDELITY VARIABLE ANNUITY ACCOUNT.....................................   10
THE VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II
 AND VARIABLE INSURANCE PRODUCTS FUND III.................................   11
 Performance..............................................................   12
 Additions, Deletions, Substitutions of Investments.......................   12
THE CONTRACTS.............................................................   13
 Purchase of the Contracts................................................   13
 Allocation and Reallocation of Net Purchase Payments.....................   13
 Value of Accumulation Units..............................................   15
 Surrenders...............................................................   15
 Right to Return the Contract.............................................   16
CONTRACT CHARGES..........................................................   16
 Administrative Charge....................................................   16
 Charges for Mortality Risk...............................................   16
 Deductions for Taxes.....................................................   17
 The Variable Insurance Products Fund, Variable Insurance Products Fund
  II, and Variable Insurance Product Fund III Expenses....................   17

                                                                            Page
BENEFITS UNDER THE CONTRACT................................................   17
 Death Benefit.............................................................   17
 IRS Required Distributions................................................   18
ANNUITY PAYMENTS...........................................................   18
 Annuity Commencement Date.................................................   18
 Election of Annuity Options...............................................   18
 Annuity Options...........................................................   19
 Determination of Annuity Payments.........................................   20
 Adjustment of Annuity Payments............................................   21
FEDERAL TAX MATTERS........................................................   21
 Introduction..............................................................   21
 Taxation of Annuities in General..........................................   21
 Possible Changes in Taxation..............................................   23
GENERAL PROVISIONS.........................................................   23
 Ownership of the Contract.................................................   23
 Assignment................................................................   24
 Beneficiary...............................................................   24
 Amendments................................................................   24
 Suspension of Payment.....................................................   24
 Non-Participating.........................................................   24
 Misstatement of Age or Sex................................................   24
DISTRIBUTION OF CONTRACTS..................................................   25
VOTING RIGHTS AND REPORTS..................................................   25
YEAR 2000 MATTERS..........................................................   26
IMSA.......................................................................   26
LEGAL PROCEEDINGS..........................................................   26
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............   27
APPENDIX A.................................................................   28
 Condensed Financial Information...........................................   28

GLOSSARY OF TERMS

Accumulation Unit -- An accounting unit of measure used in calculating the contract value.

Administrative and Service Office -- Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant -- The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date -- The date upon which annuity payments are to commence. This date can only be the first day of a calendar month.

Annuity Option -- A method of receiving a stream of annuity payments.

Annuity Purchase Value -- An amount equal to the contract value reduced by any applicable premium or similar taxes.

Annuity Unit -- An accounting unit of measure used in the calculation of the amount of the second and each additional variable annuity payment.

Beneficiary -- The person who has the right to the death benefit set forth in the contract.

Code -- The Internal Revenue Code of 1986, as amended.

Contingent Contract Owner -- A person appointed by you to succeed to ownership of the contract in the event of your death before the annuity commencement date.

Contract -- One of the variable annuity contracts offered by this prospectus.

Contract Owner -- The person who may exercise all rights and privileges under the contract. Before annuitization, the contract owner is the person listed on the application if the annuitant is still living. After annuitization, the contract owner is the annuitant. The beneficiary is the contract owner if the annuitant dies.

Contract Value -- The sum of the value of all accumulation units credited to a contract for any particular valuation period.

Date of Issue -- The date the contract is issued, as shown on the contract Schedule Page.

Due Proof of Death -- A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or a written statement by the attending physician or any other proof satisfactory to PFL will constitute due proof of death.

Eligible Funds -- Mutual funds, shares of which currently may be purchased for the variable account.

FMR -- Fidelity Management & Research Company, the investment advisor to the funds.

Fidelity Insurance -- Fidelity Insurance Agency, Inc., through which the contracts are distributed.

Fidelity Brokerage -- Fidelity Brokerage Services, Inc., which is the principal underwriter for the contracts, and through which the contracts are distributed.

Fixed Annuity Payments -- Payments made pursuant to an annuity option which do not fluctuate in amount.

Formerly Eligible Funds -- Mutual funds, shares of which were purchased for the variable account prior to September 25, 1981.

Net Investment Factor -- An index applied to measure the investment performance of a subaccount from one valuation period to the next.

Net Purchase Payment -- A purchase payment less any applicable charges, such as the initial administrative charge and any premium taxes.

Purchase Payment -- An amount you pay to PFL or on your behalf as consideration for the benefits provided by the contract.

Subaccount -- A segregated account within the variable account which invests in a portfolio of an eligible fund.

Variable Account -- Fidelity Variable Annuity Account, a separate account established by PFL and registered as a unit investment trust under the Investment Company Act of 1940 to which net purchase payments under the contracts are allocated.

Variable Annuity -- An annuity with variable annuity payments that vary as to dollar amount in relation to the investment performance of specified subaccounts within the variable account.

Variable Annuity Payments -- Payments made pursuant to an annuity option which fluctuate based on the investment performance of selected subaccounts.

QUESTIONS AND ANSWERS ABOUT THE CONTRACT

The following section contains brief questions and answers about the contract. Please read the remainder of this prospectus for more detailed information. "You" or "your" refers to the contract owner. "PFL," "we," "us" or "our" refers to PFL Life Insurance Company. Words printed in italics in this prospectus are defined in the Glossary.

1.  What is the purpose of the Contract?

The contract lets you accumulate funds on a tax-deferred basis and to receive annuity payments based on the investment experience of the assets underlying the contract. The contract may only be purchased on a non-tax-qualified basis for use with retirement plans and other long-term investment objectives. You can allocate net purchase payments to one or more subaccounts of the Fidelity Variable Annuity Account (the "variable account"). Each subaccount invests in a corresponding portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and the Variable Insurance Products Fund III (the "funds"). You bear the entire investment risk under this contract because variable annuity payments and contract values depend on the investment experience of the subaccounts that you choose. You could lose the amount that you invest.

2.  What is an annuity?

An annuity provides for periodic annuity payments (from us to you) beginning on the annuity commencement date. Fixed annuity payments remain the same throughout the payment period. Variable annuity payments vary in accordance with the investment experience of the subaccount that you select.

3.  What investments support the Contracts?

Your purchase payments are invested through the variable account exclusively in shares of the mutual fund portfolios advised by Fidelity Management & Research Company ("FMR"). The following thirteen portfolios are currently available under the contracts:

VARIABLE INSURANCE PRODUCTS FUND:
  VIP Money Market
  VIP High Income
  VIP Equity-Income
  VIP Growth
  VIP Overseas

VARIABLE INSURANCE PRODUCTS FUND II:
  VIP II Investment Grade Bond
  VIP II Asset Manager
  VIP II Asset Manager: Growth
  VIP II Index 500
  VIP II Contrafund

PRODUCTS FUND III:
  VIP III Balanced
  VIP III Growth & Income
  VIP III Growth Opportunities

Each of the subaccounts invest in the corresponding portfolio of the funds. The assets of each portfolio are held separately from other portfolios. Each portfolio has distinct investment objectives and policies, which are described in the funds' prospectuses that are attached to this prospectus.

4.  How are Purchase Payments allocated?

You tell us how to allocate the net purchase payments. You must allocate initial net purchase payments to the subaccounts in amounts of at least $1,000. You may allocate additional net purchase payments in any manner, so long as any allocation to a subaccount is at least $500. You may change allocations of additional net purchase payments by sending written notice to the administrative and service office, or by telephone, if you have previously authorized telephone transactions. A net purchase payment is the amount you send us, less a premium tax charge in certain states.

5.  Can I transfer values among the Subaccounts?

Yes, you may transfer your contract value allocated to a particular subaccount to one or more other subaccounts at any time either in writing, or by telephone, if you have previously authorized telephone transactions.

6.  Can I get to my money if I need it?

Yes, you can withdraw all or part of your contract value anytime before the earlier of the annuitant's death or the annuity commencement date. We do not charge for withdrawals, and there is no surrender charge. Withdrawals may be taxable and subject to a 10% penalty tax.

7.  What are the charges and deductions under the Contract?

There is no sales charge under the contract. PFL deducts a daily charge equal to a percentage of the value of the net assets in the variable account for the mortality risks assumed by PFL. The effective annual rate of this charge is 0.8%. PFL GUARANTEES THAT THIS CHARGE WILL NOT BE INCREASED.

PFL also deducts an annual administrative charge from the contract value of each contract to cover the costs of administering the contract. The annual administrative charge currently is $35. We can increase this charge in the future.

Premium taxes are deducted from purchase payments or contract values depending upon when we incur them.

The contract values also reflect the fund's charges, fees and expenses. See the "Annuity Contract Fee Table" on page 6.

8.  What Annuity Income Options are available under the Contract?

You can select annuity payments on a variable basis or a fixed basis. You have flexibility in choosing the annuity commencement date. And you can choose among these four annuity options:
 .  life annuity;
 .  joint and survivor annuity;
 . life annuity with 120 or 240 monthly payments guaranteed; and . cash or unit refund life annuity.

All of these are offered as either "fixed annuity options" or "variable annuity options."

Fixed annuity payments will always be for the same specified amount. However, the amount of variable annuity payments will increase or decrease according to the investment experience of the particular subaccount(s) you selected.

9.  What happens if the Annuitant dies before the Annuity Commencement Date?

If the annuitant dies prior to the annuity commencement date, we will pay a death benefit after we receive:
 .  notice of death;
 .  due proof of death; and
 .  an election as to how the proceeds should be paid to the beneficiary.

You select the beneficiary. You can change the named beneficiary at any time before the annuitant's death. The annuitant named in the contract, however, may not be changed. The death benefit is not reduced by the application of any surrender charge. The death benefit may be paid as either a lump sum cash benefit or under an annuity option. Special distribution rules mandated by the Internal Revenue Code apply if the annuitant is an owner.

10. What happens if you die before the Annuity Commencement Date?

If you (the contract owner) are not the annuitant, and you die prior to the annuity commencement date, your entire interest in the contract will be distributed to the contingent contract owner if one is appointed, or to your estate. You may appoint or change the contingent contract owner at any time prior to the annuity commencement date. Regardless of whether you are the annuitant, upon your death, the value of the contract must be distributed pursuant to rules prescribed by the Internal Revenue Code of 1986, as amended.

11. Can the Contract be returned after it is delivered?

You may cancel the contract by returning it to us, along with a written notice of revocation, at our administrative and service office within 10 days after you receive it. If you cancel, we will return all purchase payments made under the contract within ten days after we receive notice of cancellation.

12. Who do I call if I have any questions about my Contract?

Our administrative and service office will answer any question about procedures of your contract. For service and account information, call toll free, 800-634-4672. For information and assistance regarding sales information, please call, toll free, 800-544-2442.

                           ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------

   Contract Owner Transaction
            Expenses
---------------------------------
Sales Load on
 Purchase Pay-
 ments                          0
Deferred Sales
 Load                           0
Surrender Fees                  0
Annual Contract
 Fee             $35 Per Contract
Transfer Fee                    0

  Variable Account Expenses
     (as a percentage of
   average contract value)
 Mortality and Expense
  Risk Fee              0.80%
 Account Fees and Ex-
  penses                   0
                        -----
 TOTAL VARIABLE ACCOUNT
  ANNUAL EXPENSES       0.80%

--------------------------------------------------------------------------------
 VIP, VIP II, and VIP III Funds Annual Expenses -- (as a percentage of average net assets and after expense reimbursements)

--------------------------------------------------------------------------------

                                                         Total Fund
                                     Management  Other     Annual
                                        Fees    Expenses  Expenses
-------------------------------------------------------------------
  VIP Money Market                     0.20%     0.10%     0.30%
  VIP High Income(/1/)                 0.58%     0.12%     0.70%
  VIP Equity-Income(/1/)               0.49%     0.08%     0.57%
  VIP Growth(/1/)                      0.59%     0.07%     0.66%
  VIP Overseas(/1/)                    0.74%     0.15%     0.89%
  VIP II Investment Grade Bond         0.43%     0.14%     0.57%
  VIP II Asset Manager(/1/)            0.54%     0.09%     0.63%
  VIP II Asset Manager: Growth(/1/)    0.59%     0.13%     0.72%
  VIP II Contrafund(/1/)               0.59%     0.07%     0.66%
  VIP II Index 500(/1/)                0.24%     0.04%     0.28%
  VIP III Balanced(/1/)                0.44%     0.14%     0.58%
  VIP III Growth Opportunities(/1/)    0.59%     0.11%     0.70%
  VIP III Growth & Income(/1/)         0.49%     0.11%     0.60%

                                          uninvested cash balances were used
(/1/) A portion of the brokerage          to reduce custodian expenses. The
      commissions that certain funds      total operating expenses, after
      pay was used to reduce fund         reimbursement for Index 500 Port-
      expenses. In addition, certain      folio reflect these reductions in
      funds, or FMR on behalf of          the table above.
      certain funds, have entered into
      arrangements with their
      custodian whereby credits
      realized as a result of

Examples

You would pay the following expenses on a $1,000 investment, assuming a 5% annual re-turn on assets:

  Subaccounts                   1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------
  VIP Money Market               $12     $36     $62     $137
  VIP High Income                $16     $48     $83     $182
  VIP Equity-Income              $14     $44     $77     $168
  VIP Growth                     $15     $47     $81     $178
  VIP Overseas                   $17     $54     $93     $203
  VIP II Investment Grade Bond   $14     $44     $77     $168
  VIP II Asset Manager           $15     $46     $80     $175
  VIP II Asset Manager: Growth   $16     $49     $84     $185
  VIP II Contrafund              $15     $47     $81     $178
  VIP II Index 500               $11     $35     $61     $135
  VIP III Balanced               $14     $45     $77     $169
  VIP III Growth Opportunities   $16     $48     $83     $182
  VIP III Growth & Income        $15     $45     $78     $171

The above tables are intended to help    and have been provided by FMR. PFL
you understand the costs and expenses    does not dispute these figures,
that you will bear, directly or          however PFL does not guarantee their
indirectly. These include the            accuracy. Examples for formerly
expenses of the VIP, VIP II and VIP      eligible subaccounts may be found in
III Funds. In addition to the            Appendix A to this prospectus.
expenses listed above, premium taxes
may be applicable.

                                         In these examples, the $35 annual
                                         service charge is reflected as a
                                         charge of .0292% based on an average
                                         policy value of $119,988.12 and is
                                         deducted on each policy anniversary.

The Examples should not be considered
a representation of past or future
expenses, and actual expenses may be
greater or lesser than those shown.


The figures and data for the VIP, VIP
II, and VIP III Funds Annual Expenses    Financial Information. Condensed
are for 1998                             financial information for the
                                         subaccounts is in Appendix A to this
                                         prospectus.

FINANCIAL STATEMENTS

Condensed financial information for each subaccount is in Appendix A to this prospectus. The financial statements of PFL and the variable account, and the independent auditors' reports thereon, are in the Statement of Additional Information.

PFL LIFE INSURANCE COMPANY

PFL is a stock life insurance company organized under the laws of the State of Iowa on April 19, 1961. PFL's address is 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499. PFL offers a complete line of life insurance, annuities, and accident and health insurance. We are currently authorized to sell variable annuities in the District of Columbia and Guam, and in all states other than New York. PFL is an indirect wholly owned subsidiary of AEGON USA, Inc. AEGON USA, Inc. is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

All obligations arising under the policies, including the promote to make annuity payments, are general corporate obligations of PFL.

THE FIDELITY VARIABLE ANNUITY ACCOUNT

The Fidelity Variable Annuity Account was established by an affiliate (Pacific Fidelity Life Insurance Company) under California insurance law on August 24, 1979. On March 31, 1991, PFL acquired the assets (and liabilities) of that affiliate, including the variable account.

The variable account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the variable account or PFL by the Securities and Exchange Commission. The separate account meets the definition of a separate account under federal securities laws.

Under Iowa insurance law, the income, gains or losses of the variable account are credited to or charged against the assets of the variable account without regard to the other income, gains or losses of PFL. Although the assets maintained in the variable account will not be charged with any liabilities arising out of any other business conducted by PFL, all obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of PFL.

Currently, PFL invests the assets of the variable account that support the contracts in shares of one or more eligible funds that have been approved by PFL's Board of Directors. Shares of the eligible funds will be purchased at net asset value. Currently, the only eligible funds are the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III. Other mutual funds may be added or withdrawn as permitted by law. The variable account currently offers thirteen subaccounts that invest exclusively in corresponding portfolios of the funds. Additional subaccounts may be established at PFL's discretion.

PFL does not guarantee the investment performance of the variable account. The contract value and the amount of variable annuity payments depend on the investment performance of the assets of the funds. Because you bear the full investment risk associated with the variable account, there can be no assurance concerning the amount of variable annuity payments under the contract.

Prior to September 25, 1981, the assets of certain subaccounts of the variable account were invested in mutual funds (formerly eligible funds) other than the funds. Contracts funded by these subaccounts, which invest in the formerly eligible funds, are no longer offered, and no additional assets of the variable account will be invested in shares of the formerly eligible funds. The following is a list of the formerly eligible funds, which correspond to these subaccounts of the variable account: Fidelity Daily Income Trust; Fidelity Cash Reserves; Fidelity Government Income Fund (formerly Fidelity Government Securities Fund, Ltd.); and Fidelity Capital and Income Fund. Further information about the formerly eligible funds can be found in the formerly eligible funds' individual fund prospectuses. The remaining assets of the variable account are currently invested exclusively in shares of the funds.

THE VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, AND VARIABLE INSURANCE PRODUCTS FUND III

The available subaccounts of the variable account invest exclusively in shares of the funds. The funds are diversified, open-end management investment companies organized as Massachusetts Business Trusts.

FMR provides investment advice and administrative services to the funds pursuant to an agreement under which each portfolio pays FMR a monthly fee. FMR also provides investment advice and administrative services to the formerly eligible funds for a fee similar to the ones applicable to the portfolios of the funds. The subaccounts currently invest in the following funds' portfolios:

VARIABLE INSURANCE PRODUCTS FUND (VIP):
  VIP Money Market
  VIP High Income
  VIP Equity-Income
  VIP Growth
  VIP Overseas
VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  VIP II Investment Grade Bond
  VIP II Asset Manager
  VIP II Asset Manager: Growth
  VIP II Index 500
  VIP II Contrafund
VARIABLE INSURANCE PRODUCTS FUND III (VIP III):
  VIP III Balanced
  VIP III Growth & Income
  VIP III Growth Opportunities

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the funds' current prospectuses, which are attached to this prospectus.

The thirteen portfolios offered by the funds provide a range of investment alternatives that vary according to their different investment objectives. The assets of each portfolio are separate from the others, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment fund, and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Each of the portfolios may not be available for investment in every state.

There is no assurance that any portfolio will achieve its investment objective.

The funds' prospectuses should be read carefully before any decision is made concerning the allocation of purchase payments to a particular portfolio. The funds are not limited to selling their shares to the variable account and are permitted to accept investments from any separate account of an insurance company. Since the portfolios of the funds are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of the variable account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the funds, to resolve the matter. See the funds' prospectuses for further details.

The general public may not purchase these underlying funds. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those of the underlying funds.

PFL may receive revenue or fees from the funds or the advisor. The amount of the fees, if any, may be based on the amount of assets that PFL or the variable account invests in the portfolio.

Performance

Performance information for the variable subaccounts may appear in reports and advertising to you and prospective contract owners. The performance information is based on historical investment experience of the subaccounts and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable administrative and mortality charges.

An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses. The standard quotations of yield reflect the administrative and mortality charges.

Additional information regarding yields and total returns calculated using the standard formats briefly summarized above is contained in the Statement of Additional Information.

Additions, Deletions or Substitutions of Investments

If the shares of the funds or the formerly eligible funds should no longer be available for investment or, if in the judgment of PFL's management, further investment in the eligible funds' shares should become inappropriate in view of the purposes of the contract, then PFL may substitute shares of another fund for shares already purchased, or to be purchased in the future, under the contract. No substitution of securities in any subaccount may take place except to the extent permitted by law. To the extent required by the Investment Company Act of 1940, substitutions of shares attributable to your interest in a subaccount will not be made until you have been notified of the change and prior approval of the Securities and Exchange Commission is obtained.

New subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions so warrant. Any new subaccounts will be made available to you on a basis to be determined by PFL. Each additional subaccount will purchase shares in a portfolio of the fund or in another mutual fund or investment vehicle. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitutions or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the Investment Company Act of 1940 or any other form permitted by law, or it may be deregistered under such Act in the event such registration is no longer required.

THE CONTRACTS

Purchase of the Contracts

The contracts may be purchased by mailing in a completed, signed application to PFL, along with a check for the initial investment. Purchase payments are payable at the administrative and service office of PFL designated on the cover page. The initial purchase payment must be at least $5,000. Additional purchase payments must be at least $500. Except for these limitations, there are no restrictions on the amount or frequency of purchase payments under a contract.

If an application is complete upon receipt, you will receive a contract based on the price next determined after the application and initial purchase payment are received. If an incomplete application is received, PFL will notify you by phone or mail to request the information necessary to complete the application. Once the application is completed, you will receive a contract based on the price next determined after the application was completed. If, after five days, the application remains incomplete, PFL will return your initial purchase payment unless it obtains your permission to retain the initial purchase payment pending completion of the application.

A contract shall automatically be continued in full force during the lifetime of the annuitant until the annuity commencement date or until the contract is surrendered. Unless you have surrendered the contract, purchase payments may be made at any time during the life of the annuitant and before the annuity commencement date.

Allocation and Reallocation of Net Purchase Payments

Net purchase payments are allocated among the subaccounts that you have selected. The purchase payment, less the administrative charge deducted upon payment, and less any deduction for premium taxes, equals the net purchase payment. Upon allocation to a subaccount, net purchase payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office, or in the case of the initial purchase payment, when the contract application is completed, whichever is later.

You (or your designated account executive) can make transfers and/or change the allocation of additional premium payments by telephone if the "Telephone Transfer/Reallocation Authorization" box in the application has been checked or telephone transfers have been subsequently authorized in writing. PFL and/or the administrative and service office will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. However, PFL and/or the administrative and service office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If PFL and/or the administrative and service office fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for your protection. You may be required to provide your social security number and/or other information for identification purposes when making telephone requests.

Telephone requests must be received at the administrative and service office no later than 3:00 p.m. Central time in order to assure same day pricing of the transaction.

The telephone transaction privilege may be discontinued at any time for some or all contracts and PFL may require written confirmation of a transaction request.

When a reallocation is requested, the redemption of the requested amount from the subaccount and portfolio in which the amount had been invested will always be effective as of the end of the valuation period in which the request is received at our administrative and service office. That amount will generally be credited to the new subaccount and portfolio at the same time.

However, IF:
 .  you are making a transfer to any portfolio that accrues dividends on a daily basis; and
 . the equity portfolio from which the transfer is being made is in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available,
THEN:
 .  the crediting of the amount transferred to the new subaccount may be delayed
   (for up to seven days) until the portfolio, from which the transfer is being made, obtains liquidity through the earlier of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by contract owners, or otherwise.

During this period, the amount transferred will be uninvested.

In allocating the initial purchase payment among the subaccounts, you must allocate a minimum contribution of $1,000 to each subaccount selected. Additional net purchase payments may be allocated among the subaccounts in any manner, so long as any contribution to a selected subaccount is at least $500. You may subsequently reallocate the value of a designated number of accumulation units of a subaccount then credited to a contract, into an equal value of accumulation units of one or more other subaccounts. The reallocation shall be based on the relative value of the accumulation units of the subaccounts at the end of business on the day the request is received by PFL.

On the date of issue of the contract, the contract value equals the value of the net purchase payment. Thereafter, the contract value is determined by multiplying the number of accumulation units of each subaccount credited to the contract by the current value of an accumulation unit for that subaccount. The number of accumulation units is increased by any net purchase payments and decreased by the annual administrative charge, any premium taxes deducted and any full or partial surrenders.

Value of Accumulation Units

The accumulation units of each subaccount are valued separately. The value of accumulation units may change each valuation period according to the investment performance of the shares purchased by each subaccount and the deduction of certain charges.

A valuation period is the period beginning at the close of trading on the New York Stock Exchange on each valuation date and ends at the close of trading on the next succeeding valuation date. A valuation date is each day that the New York Stock Exchange is open for business.

The value of an accumulation unit in a subaccount for any valuation period equals the value of the accumulation unit as of the immediately preceding valuation period, multiplied by the net investment factor for that subaccount for the valuation period for which the accumulation unit value is being calculated. The net investment factor is a number representing the change in the value of subaccount assets on successive valuation dates due to investment income, realized or unrealized capital gains or losses, deductions for taxes, if any, and deductions for the mortality risk charge.

Surrenders

At any time before the annuity commencement date and during the lifetime of the annuitant, you may elect to surrender all or any portion of the contract value in exchange for a cash withdrawal payment from PFL. Any such election shall be in writing in such form as PFL may require and shall specify the amount of the cash withdrawal payment. At your request, PFL will provide a form to request a surrender and to notify PFL of your election whether to have federal income taxes withheld. Such an election will be effective on the date that it is received by PFL at its administrative and service office.

The amount of the cash withdrawal payment will be equal to the contract value at the end of the valuation period during which the election becomes effective, or the lesser amount requested. The cash withdrawal payment will result in the liquidation of accumulation units with an aggregated value equal to the dollar amount of the cash withdrawal payment. Unless instructed to the contrary, PFL will liquidate accumulation units of all subaccounts within the variable account in the same proportion that the cash withdrawal payment bears to the contract value.

Any cash withdrawal payment will be paid within seven days from the date the surrender request becomes effective, except as PFL may be permitted to defer such payment in accordance with the Investment Company Act of 1940. Payments under the contract of any amounts derived from purchase payments made by check, may be delayed until such time as the check has cleared your bank. PFL must by law withhold federal income taxes from the taxable portion of any full or partial surrender and remit that amount to the federal government if you have not provided PFL with a written election not to have federal income taxes withheld. Moreover, the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders.

Right to Return the Contract

You may cancel the contract within ten days after it is delivered to you by delivering or mailing the contract and a written notice of revocation to PFL at its administrative and service office. In the event of cancellation, PFL will return all purchase payments made under the contract within seven days after it receives written notice of cancellation and the returned contract.

CONTRACT CHARGES

No deduction for sales charges is made from purchase payments or upon surrender. As described below, charges under the contracts are assessed:
 . against the initial purchase payments and annually thereafter from the contract value for administrative expenses; and . against the assets of the variable account for the assumption of mortality risk.

Premium taxes, if any, are deducted from the purchase payment or the contract value at the time they are incurred by PFL. PFL reserves the right to make deductions from the variable account for income tax liabilities resulting from the operation of the variable account.

Costs of distributing the contracts will be paid from PFL's general assets. These assets may include proceeds from the mortality charge described below. PFL incurs certain costs, including the obligation to pay certain insurance commissions in connection with the distribution of the contracts.

Administrative Charge

PFL performs the administrative services for the contracts and the variable account. These services include issuance of the contracts, maintenance of records concerning the contracts, and valuation services. An administrative charge to cover these expenses is deducted from the initial purchase payment and annually thereafter from the contract value. The current annual administrative charge is $35.00.

When you make the initial investment in the contract, a pro rata portion of the annual charge for the current year will be deducted from the purchase payments. Thereafter, on the last day of each year, the annual charge for the next calendar year will be deducted. No part of the annual charge will be refunded upon termination of a contract. In the states of Pennsylvania and South Carolina the annual charge will never exceed $35.00 for contracts issued in connection with the delivery of this prospectus.

Prior to the annuity commencement date, the administrative charge is not guaranteed, and subject to limits imposed by state law, may change over the years the contract is in force.

Charges for Mortality Risk

The mortality risk assumed by PFL arises from the contractual obligation to continue to make annuity payments to each annuitant regardless of how long the annuitant lives and regardless of how long all annuitants as a group live. Although variable annuity payments made to annuitants will vary in accordance with the investment performance of the funds (or the formerly eligible funds), they will not be affected by the mortality experience of persons receiving such payments or of the general population. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in life expectancy generally will have an adverse effect on the variable annuity payments received under the contracts. PFL assumes this mortality risk by virtue of annuity payment rates incorporated in the contract. These rates cannot be changed.

For assuming this mortality risk, PFL deducts from the daily net asset value of the variable account an amount, computed on a daily basis, which is equal to an effective annual rate of 0.80%. If this amount is insufficient to cover the actual costs, the loss will be borne by PFL. If the amount deducted proves more than sufficient, the excess will be a profit to PFL. To the extent that this charge results in a profit to PFL, such profit will be available for use by PFL for, among other things, the payment of distribution, sales and other expenses. The level of this charge is guaranteed and will not change. A mortality risk charge is assessed during the annuity phase for all options including those that do not carry a life contingency.

Deductions for Taxes

Any premium taxes or other similar taxes (herein collectively referred to as "premium taxes") levied by any governmental entity as a result of the existence of the contracts will be deducted from contract values when incurred. Premium taxes are generally levied at the annuity commencement date. As of the date of this prospectus, the current range of state premium taxes is from 0.0% to 3.5%.

PFL does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserve under the contracts. Based on these expectations, no charge is being made currently to the variable account for corporate federal income taxes, which may be attributable to variable account. However, if the tax laws change such that there is tax liability, PFL may review the need to make a charge for any taxes attributable to the income of the variable account.

Under present laws, PFL does not incur state or local taxes (other than premium taxes), and therefore, does not charge for these taxes. If there is a change in state or local tax laws, charges for such taxes, if any, attributable to the variable account may be made.

The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III Expenses

The value of the assets in the variable account will reflect the value of the funds' (or the formerly eligible funds) shares and, therefore, the fees and expenses paid by the funds (or the formerly eligible funds). A complete description of the expenses and deductions from the portfolios are found in the funds' prospectuses.

BENEFITS UNDER THE CONTRACT

Death Benefit

In the event of the death of the annuitant prior to the annuity commencement date, PFL, upon receipt of due proof of death of the annuitant, will pay a death benefit to the beneficiary that you designated. If the death of the annuitant occurs on or after the annuity commencement date, no death benefit will be payable under the contract except as may be provided under the annuity option elected.

The death benefit payable in the event of the death of the annuitant prior to the annuity commencement date is equal to the contract value. The accumulation unit values used in determining the amount of death benefit will be the values for the next subsequent valuation period following the date all of the items listed below have been received by PFL:
 .  written notice of death of the annuitant;
 . due proof of death of the annuitant; and . an election to pay the proceeds as a single cash payment or under an annuity option.

If you did not make an election as to how the proceeds should be paid prior to the annuitant's death, the beneficiary may elect one of the annuity options or a lump sum cash payment within 90 days after PFL receives notification of death. To comply with federal tax law, however, the beneficiary must choose an annuity option within 60 days after the lump sum first becomes payable in order to receive favorable tax treatment.

IRS Required Distributions

For contracts issued on or after January 19, 1985, federal tax law requires that if you or any joint contract owner dies before the annuity commencement date, the entire value of the contract must generally be distributed within five years of the date of your death or the joint contract owner's death. Special rules may apply to the spouse of the deceased owner. See the Statement of Additional Information for a detailed description of these rules.

ANNUITY PAYMENTS

Annuity Commencement Date

Unless the annuity commencement date is changed, annuity payments under a contract will begin on the annuity commencement date that you select at the time the contract is applied for. You may change the annuity commencement date from time to time by written notice to PFL, provided that notice of each change is received by PFL at its administrative and service office at least thirty days prior to the then current annuity commencement date.

Except as otherwise permitted by PFL, a new annuity commencement date must be a date that is:
 . at least thirty days after the date notice of the change is received by PFL; . the first day of a month; and . not later than the first day of the first month following the annuitant's
   75th birthday.

Currently, PFL permits the new annuity commencement date to begin as late as the first day of the first month following the annuitant's 85th birthday. The annuity commencement date may also be changed by the beneficiary's election of the annuity option after the annuitant's death.

Election of Annuity Options

During the lifetime of the annuitant and prior to the annuity commencement date, you may elect any one of the annuity options described in this prospectus. You may also change an election at any time. Written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty days prior to the annuity commencement date. If no election is in effect on the thirtieth day prior to the annuity commencement date, we will make payment according to "Annuity Option 3--Life Annuity with 120 or 240 Monthly Payments Guaranteed" on a variable basis. At such time as one of the annuity options under the contract may become operative, a supplementary agreement will be issued by PFL setting forth the terms of the option elected.

During the lifetime of the annuitant, you may elect that all or any part of the death benefit be applied under any one of the annuity options listed in the contract or in any other manner agreeable to PFL. If you have not made an annuity option election at the time of death of the annuitant, such an election may be made by the beneficiary.

Annuity Options

Annuity payments may be made under any one of the annuity options described below or in any other manner agreeable to PFL. You, or the beneficiary after the annuitant's death, will select whether annuity payments will be made on a fixed basis or a variable basis. The effect of choosing a fixed annuity option is that the amount of each payment will be set on the annuity commencement date and will not change. If a fixed annuity option is selected:
 . the contract value will be transferred to the general account of PFL; and . the annuity payments will be fixed in amount and duration by the fixed annuity provisions selected and the age and sex of the annuitant.

For further information, contact PFL at its administrative and service office.

The contract provides four annuity options that are described below; however, you may not select more than one. All of these are offered as either "fixed annuity options" or "variable annuity options." Under annuity options 1 and 2, it would be possible for only one annuity payment to be made if the annuitant(s) were to die before the due date of the second annuity payment, only two annuity payments if the annuitant(s) were to die before the due date of the third annuity payment, and so forth. Therefore, under annuity options 1 and 2 the contract value may not be returned.

Annuity Option 1 -- Life Annuity: This option provides monthly payments during the lifetime of the annuitant ceasing with the last payment due prior to the death of the annuitant. This option offers the highest level of monthly payments because no further payments are payable after the death of the annuitant and there is no provision for a death benefit payable to a beneficiary.

Annuity Option 2 -- Joint and Survivor Annuity: This option provides monthly payments during the joint lifetime of the annuitant and designated second person and during the lifetime of the survivor. As in the case of Annuity Option 1, there is no guaranteed number of payments and there is no provision for a death benefit payable to a beneficiary under this option.

Annuity Option 3 -- Life Annuity with 120 or 240 Monthly Payments
Guaranteed: This option provides monthly payments during the lifetime of the annuitant and in any event for one hundred twenty (120) or two hundred forty
(240) months certain as elected. In the event of the death of the annuitant under this option, the contract provides that any guaranteed monthly payments will be paid to the beneficiary during the remaining months of the term selected. The beneficiary may, at any time, elect to receive the discounted value of the remaining payments, if any, in one sum. The discounted value for fixed or variable annuity payments will be based on interest compounded annually at the applicable assumed interest rate used in determining the first annuity payment.

Upon the death of a beneficiary receiving annuity benefits under this option, the present value of the guaranteed number of payments remaining after PFL receives notice of the beneficiary's death, computed at the applicable assumed interest rate shall be paid in a lump sum to the estate of the beneficiary. Such present value is computed as of the valuation period during which notice of the beneficiary's death is received by PFL at its administrative and service office.

Annuity Option 4 -- Cash or Unit Refund Life Annuity: This option provides monthly payments during the lifetime of the annuitant terminating with the last payment due prior to the death of the annuitant. An additional payment will be made to the beneficiary. For a variable annuity, the payment will equal the annuity unit value as of the date that notice of death of the annuitant in writing is received by PFL at its administrative and service office, multiplied by the excess, if any, of (a) over (b) where:
 . (a) is the contract value applied at the annuity commencement date under this option, divided by the annuity unit value as of the annuity commencement date; and
 . (b) is the product of the number of annuity units represented by each variable annuity payment paid to the annuitant and the number of variable annuity payments made.

For fixed annuity payments, the annuity unit value shall be $1. Therefore, (a) is the contract value as of the annuity commencement date, while (b) is the sum of all fixed annuity payments made.

Determination of Annuity Payments

On the annuity commencement date the contract's annuity purchase value will be applied to provide for annuity payments under the selected annuity option as specified. The annuity purchase value will be equal to the contract value for the valuation period, which ends immediately preceding the annuity commencement date, reduced by an applicable premium or similar taxes.

Fixed annuity payments are determined by the annuity payment rates based on the current assumed rate of interest as determined by PFL at the annuity commencement date. The assumed interest rate may be changed at PFL's discretion; however, the minimum guaranteed interest rate is 3.5%. If, at the time the annuity payments begin, you have not provided PFL with a written election not to have federal income taxes withheld, PFL must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government.

The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates based on the assumed interest rate selected by the annuitant. Under the contract, the annuitant has some flexibility in choosing the assumed rate of interest to be used in connection with the variable annuity payments. The annuitant may choose among interest rates offered by PFL at the annuity commencement date. PFL currently offers assumed interest rates of 3.5% and 7.5%.

If the annuitant chooses a higher assumed interest rate, as compared to choosing the lowest rate offered, variable annuity payments would start at a higher level but would increase more slowly and decrease more rapidly. Therefore, election of a higher assumed rate of interest would result in a higher first monthly variable annuity payment, but would increase the possibility of reduced future payments during the periods when net investment performance of the subaccount did not exceed the higher assumed rate of interest.

All variable annuity payments other than the first are calculated using annuity units that are credited to the contract. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing the portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount for the valuation period which ends immediately preceding the annuity commencement date. The number of annuity units of each particular subaccount credited to the contract then remains fixed.

The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. It is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the contract by the annuity unit value for the particular subaccount for the valuation period which ends immediately preceding the due date of each additional payment. Furthermore, after the annuity commencement date, you may reallocate all or part of the values held in one subaccount to one or more other subaccounts.

Adjustment of Annuity Payments

If the contract value on the annuity commencement date is less than $5,000, PFL may pay such value in one sum in lieu of the payments otherwise provided for. If the contract value is not less than $5,000, but the payments provided for would be or become less than $50, PFL may change, at its discretion, the frequency of payments so that payments will be at least $50.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice.

The contracts are designed for use by individuals for retirement planning. They are not designed for use with plans qualified for special tax treatment under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the contract value, on variable annuity payments and on the economic benefit to the contract owner, annuitant or beneficiary depends on the tax status of both PFL and the individual concerned.

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. The discussion contained herein reflects PFL's understanding of current federal income tax laws applicable to PFL and to variable annuity contracts used in connection with retirement plans which are not qualified plans under the Code.

Moreover, the discussion herein is limited to a consideration of the taxation of variable annuity contracts funded by investments in shares of the funds. The discussion contained herein does not attempt to discuss the tax treatment applicable to variable annuity contracts funded by investments in shares of the formerly eligible funds which is different from the treatment discussed herein. No representation is made regarding the likelihood of continuation of current federal income tax laws or the current interpretations by the Internal Revenue Service.

PFL does not make any guarantee regarding any tax status, federal, state or local, of any contract or any transaction involving the contracts.

Taxation of Annuities in General

The following discussion assumes that the contracts will qualify as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

You generally are not taxed on increases in the value of a contract until distribution occurs, either in the form of a cash payment received by withdrawing all or part of the cash value or as annuity payments under the annuity option elected. For this purpose, the assignment or pledge of, or the agreement to assign or pledge, any portion of the value of a contract will be treated as a distribution. The taxed portion of a distribution (in the form of a lump sum payment or an annuity) is taxed as ordinary income. However, for purchase payments made after February 28, 1986, an owner of a contract who is not a natural person (subject to limited exceptions) generally will be taxed on any increase in the contract's contract value during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule that you may wish to discuss with your tax counsel. The following discussion applies to contracts owned by natural persons.

In the case of a partial withdrawal under a contract, amounts received are generally first treated as taxable income to the extent that the contract value of the contract immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. Upon a full surrender of the contract, amounts received in excess of the "investment in the contract" will be treated as taxable income. The "investment in the contract" generally equals the portion, if any, of any purchase payment paid by or on behalf of an individual under a contract which is not excluded from the individual's gross income.

Although the tax consequences may vary depending on the form of annuity selected under the contract, the recipient of an annuity payment under a contract generally is taxed on the portion of such payment that exceeds the "investment in the contract."

For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments.

For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. Any annuity payments received after the investment in the contract has been recovered generally will be fully taxable.

A penalty tax may be imposed on distributions equal to ten percent (10%) of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, which generally include:
 .  distributions received on or after owner's age 59 1/2, death of the owner, or disability of the owner;
 .  distributions received in substantially equal installments as a life annuity
   (subject to special "recapture" rules if the series of payments is subsequently modified); and
 . distributions allocable to the "investment in the contract" and attributable earnings thereon before August 14, 1982.

Amounts may be distributed from a contract because of your death or the death of an annuitant. Generally, such amounts are includable in the income of the recipient as follows:
 .  if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above; or
 . if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

For these purposes, the investment in the contract is not affected by the owner's or annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PFL will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless you or the annuitant notifies PFL at or before the time of the distribution that he or she chooses not to have any amounts withheld.

All non-qualified, deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

A transfer of ownership of a contract, the designation of an annuitant, payee or other beneficiary who is not also an owner, the selection of certain annuity dates, or the exchange of a contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. The foregoing comments about the federal income tax consequences under contracts issued by PFL are not exhaustive, and special rules apply in other situations not discussed in this prospectus. The discussion herein also reflects PFL's understanding of current law. No assurance can be given that the present deferred tax treatment of variable annuity contracts will remain unaffected by future actions of Congress. Accordingly, a prospective purchaser should consult a qualified tax adviser.

Possible Changes in Taxation

Although the likelihood of legislative change in uncertain, there is always the possibility that the tax treatment of the policies could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the policy.

GENERAL PROVISIONS

Ownership of the Contract

Once we issue the contract, it shall belong to you. We will issue the contract after you complete an application and deliver the initial purchase payment to us. Prior to the annuity commencement date, you shall be the person so designated in the application. You may appoint a contingent contract owner to succeed ownership of the contract in the event of your death prior to the annuity commencement date. You may appoint or change the contingent contract owner or beneficiary at any time prior to the annuity commencement date. All contract rights and privileges may be exercised by you without the consent of the beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the annuitant and prior to the annuity commencement date, except as otherwise provided in the contract. The annuitant becomes the contract owner on and after the annuity commencement date. The beneficiary becomes the contract owner on the death of the annuitant.

Assignment

During the lifetime of the annuitant, you may assign any rights or benefits provided by the contract. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. Your rights and benefits, and those of the beneficiary, are subject to the rights of the assignee. The beneficiary may not assign any payment under the contract before the payment becomes due.

Beneficiary

The beneficiary designation contained in the application will remain in effect until changed. The interest of any beneficiary is subject to the particular beneficiary surviving the annuitant. You may change or revoke the designation of a beneficiary at any time while the annuitant is living by filing with PFL a written beneficiary designation or revocation in such form as PFL may require. The change or revocation will not be effective and binding upon PFL until it is received by PFL at its administrative and service office. The annuitant named in the contract, however, may not be changed.

Amendments

PFL reserves the right to amend the contracts to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations. No contract may be modified by PFL without your consent except as may be required by applicable law.

Suspension of Payment

PFL reserves the right to suspend or postpone the date of any payment of death benefits or cash withdrawals:
 . for any period during which the New York Stock Exchange is closed (other than customary week-end and holiday closings) or during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
 . for any period during which an emergency exists as a result of which disposal of securities held in any separate account is not reasonably practicable, or it is not reasonably practicable to fairly determine the value of such assets; or
 . for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders or as may be permitted under the Investment Company Act of 1940.

Non-Participating

The contracts are non-participating. No dividends are payable and the contracts will not share in the profits or surplus earnings of PFL.

Misstatement of Age or Sex

If the age or sex of the annuitant or designated annuitant has been misstated, PFL will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or the beneficiary. The age of the annuitant or designated annuitant may be established at any time by the submission of proof satisfactory to PFL.

DISTRIBUTION OF CONTRACTS

The contracts will be sold by licensed insurance agents in those states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934, and members of the National Association of Securities Dealers, Inc. The contracts will be distributed through Fidelity Brokerage Services, Inc. (Fidelity Brokerage) and Fidelity Insurance Agency, Inc. (Fidelity Insurance), which are affiliated with FMR. Fidelity Brokerage, the principal underwriter of the contracts, is a member of the National Association of Securities Dealers, Inc.

Fidelity Distributors Corporation ("Fidelity Distributors"), an affiliate of FMR, was incorporated under the laws of Massachusetts on July 18, 1960, is also the distributor of funds in the Fidelity Family of funds and other funds advised by FMR and funds advised by other companies. The principal business address of Fidelity Brokerage, Fidelity Insurance and Fidelity Distributors is 82 Devonshire Street, Boston, Massachusetts 02109.

PFL has agreed to pay insurance commissions to Fidelity Insurance for its services as an insurance general agent in distributing the contracts which will equal 0.55% on an annual basis of the daily net asset value of the variable account. Fidelity Insurance may appoint subagents to whom it will pay a portion of its commissions.

VOTING RIGHTS AND REPORTS

In accordance with its view of present applicable law, PFL will vote the funds' shares and the formerly eligible fund shares held in the variable account at regular and special meetings of shareholders of the funds and the formerly eligible funds in accordance with instructions received from persons having a voting interest in the variable account. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote such shares in its own right, it may elect to do so.

Prior to the annuity commencement date, you exercise the voting rights under the contract. After the annuity commencement date, the person having the voting interest shall be the person then entitled to receive variable annuity payments. Prior to the annuity commencement date, the number of votes that a person has the right to cast will be determined by applying such person's percentage interest in a subaccount to the total number of votes attributable to the subaccount. After the annuity commencement date, the number of votes attributable to a contract is determined by applying the percentage interest reflected by the reserve for such contract by the total number of votes attributable to the subaccount. After the annuity commencement date the votes attributable to a contract decrease as such percentage interest decreases. Voting instructions will be solicited by written communications prior to the date of the meeting at which votes are to be cast.

Shares of the funds and formerly eligible funds held in a subaccount as to which no timely instructions are received or as to which you do not have an interest will be voted by PFL in proportion to the voting instructions which are received with respect to all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in a subaccount will receive proxy material, reports and other material relating to the funds and the formerly eligible funds. In addition, every person having voting rights will receive such reports or prospectuses concerning the variable accounts as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. PFL will also send such statements reflecting transactions involving the contract as may be required by applicable laws, rules and regulations.

YEAR 2000 MATTERS

In May 1996, PFL Life Insurance Company (PFL) adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of PFL's mission-critical systems are Year 2000 compliant. The Year 2000 Project Plan remains on track as PFL continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, PFL has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the year 2000 date change.

As of the date of this prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The actions taken by management under The Year 2000 Project Plan are intended to significantly reduce PFL's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control. This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1 (1998).

IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member, we may use the IMSA logo and language in advertisements.

LEGAL PROCEEDINGS

No material legal proceedings are pending against the variable account, PFL, its subsidiaries or Fidelity Brokerage.

                         TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

PFL Life Insurance Company
The Contracts
Contract Charges
Benefits Under the Contract
Annuity Payments
Federal Tax Matters
Distribution of the Contracts
Custody of Assets
State Regulation
Records and Reports
Independent Auditors
Other Information
Financial Statements

                                  APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following ta-bles.

                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value   Accumulation
                                        at Beginning  at End of    Units at End
                                          of Year        Year        of Year
--------------------------------------------------------------------------------
  VIP Money Market Subaccount
    1998...............................  $2.525659    $2.642832   43,337,060.933
    1997...............................   2.413358     2.525659   43,319,514.745
    1996...............................   2.307819     2.413358   51,936,943.182
    1995...............................   2.196945     2.307819   48,392,069.066
    1994...............................   2.124046     2.196945   65,884,206.476
    1993...............................   2.073920     2.124046   38,531,933.669
    1992...............................   2.011998     2.073920   46,920,555.357
    1991...............................   1.911406     2.011998   52,846,585.564
    1990...............................   1.783014     1.911406   61,584,581.853
    1989...............................   1.646165     1.783014   49,315,212.043
    1988...............................   1.545254     1.646165   46,119,586.661
--------------------------------------------------------------------------------
  VIP High Income Subaccount
    1998...............................  $3.835575    $3.640420   12,247,818.239
    1997...............................   3.285775     3.835575   17,495,330.353
    1996...............................   2.904665     3.285775   18,704,131.149
    1995...............................   2.427652     2.904665   19,488,862.806
    1994...............................   2.485444     2.427652   17,337,052.330
    1993...............................   2.078934     2.485444   26,114,121.248
    1992...............................   1.703009     2.078934   20,668,821.606
    1991...............................   1.269032     1.703009    9,450,159.190
    1990...............................   1.310687     1.269032    6,894,970.437
    1989...............................   1.380187     1.310687   10,504,655.711
    1988...............................   1.244613     1.380187   12,374,735.048

                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value   Accumulation
                                        at Beginning  at End of    Units at End
                                          of Year        Year        of Year
--------------------------------------------------------------------------------
  VIP Equity-Income Subaccount
    1998...............................  $4.252876    $4.709707   43,094,581.632
    1997...............................   3.346303     4.252876   57,352,295.075
    1996...............................   2.951686     3.346303   68,119,423.617
    1995...............................   2.202346     2.951686   81,601,359.509
    1994...............................   2.073414     2.202346   74,571,142.757
    1993...............................   1.768091     2.073414   70,574,621.050
    1992...............................   1.523641     1.768091   49,654,509.443
    1991...............................   1.168338     1.523641   22,551,293.495
    1990...............................   1.390307     1.168338   15,320,204.431
    1989...............................   1.194265     1.390307   17,192,667.422
    1988...............................   0.978927     1.194265   12,203,910.523
--------------------------------------------------------------------------------
  VIP Growth Subaccount
    1998...............................  $4.643463    $6.425788   28,101,887.125
    1997...............................   3.790532     4.643463   30,726,907.924
    1996...............................   3.331228     3.790532   38,326,955.306
    1995...............................   2.480539     3.331228   43,498,210.261
    1994...............................   2.500812     2.480539   37,916,994.644
    1993...............................   2.111765     2.500812   37,369,691.127
    1992...............................   1.947218     2.111765   37,625,493.719
    1991...............................   1.348850     1.947218   24,177,587.154
    1990...............................   1.540465     1.348850   15,340,498.596
    1989...............................   1.181690     1.540465    9,534,230.020
    1988...............................   1.028662     1.181690    6,262,868.956
--------------------------------------------------------------------------------
  VIP Overseas Subaccount
    1998...............................  $2.172007    $2.429523   13,624,240.201
    1997...............................   1.962599     2.172007   15,101,589.750
    1996...............................   1.747454     1.962599   18,498,493.052
    1995...............................   1.605980     1.747454   18,307,714.844
    1994...............................   1.591344     1.605980   35,747,520.597
    1993...............................   1.168866     1.591344   36,890,355.495
    1992...............................   1.319600     1.168866    4,705,928.756
    1991...............................   1.229709     1.319600    4,170,995.265
    1990...............................   1.261608     1.229709    4,324,803.282
    1989...............................   1.007020     1.261608    2,450,169.365
    1988...............................   0.938767     1.007020    1,829,968.620

                                      Accumulation Accumulation   Number of
                                       Unit Value   Unit Value   Accumulation
                                      at Beginning  at End of    Units at End
                                        of Year        Year        of Year
------------------------------------------------------------------------------
  VIP II Investment Grade Bond
    Subaccount
    1998.............................  $1.848460    $1.995998   11,759,114.123
    1997.............................   1.708442     1.848460   10,859,598.713
    1996.............................   1.669036     1.708442    9,681,784.561
    1995.............................   1.571804     1.669036   10,019,780.574
    1994.............................   1.501802     1.433937    8,539,290.351
    1993.............................   1.364252     1.501802   11,685,281.879
    1992.............................   1.289396     1.364252    7,725,407.154
    1991.............................   1.115679     1.289396    8,683,076.207
    1990.............................   1.059709     1.115679    3,887,531.807
    1989(/1/)........................   1.000000     1.059709    1,710,458.331
------------------------------------------------------------------------------
  VIP II Asset Manager Subaccount
    1998.............................  $2.481731    $2.832585   26,983,405.294
    1997.............................   2.073401     2.481731   33,046,715.565
    1996.............................   1.823774     2.073401   37,212,616.412
    1995.............................   1.571804     1.823774   45,933,251.411
    1994.............................   1.687107     1.571804   76,955,562.944
    1993.............................   1.404870     1.687107   90,364,012.115
    1992.............................   1.265768     1.404870   27,180,037.717
    1991.............................   1.041041     1.265768   12,676,645.581
    1990(/2/)........................   1.000000     1.041041      989,833.209
------------------------------------------------------------------------------
  VIP II Asset Manager: Growth
    Subaccount
    1998.............................  $1.490886    $1.738937    5,249,723.064
    1997.............................   1.201587     1.490886    1,443,467.081
    1996.............................   1.009935     1.201587    7,788,605.432
    1995(/3/)........................   1.000000     1.009935    2,178,270.748
------------------------------------------------------------------------------
  VIP II Contrafund
    1998.............................  $1.508640    $1.945361   26,840,603.665
    1997.............................   1.224976     1.508640   33,372,392.534
    1996.............................   1.017954     1.224976   42,901,139.435
    1995(/4/)........................   1.000000     1.017954   20,570,759.262

                                      Accumulation Accumulation   Number of
                                       Unit Value   Unit Value   Accumulation
                                      at Beginning  at End of    Units at End
                                        of Year        Year        of Year
------------------------------------------------------------------------------
  VIP II Index 500 Subaccount
    1998.............................  $1.758955    $2.239298   27,546,396.903
    1997.............................   1.336134     1.758955   31,990,011.025
    1996.............................   1.096624     1.336134   23,088,441.156
    1995.............................   1.000000     1.096623    8,432,120.348
------------------------------------------------------------------------------
  VIP III Balanced Subaccount
    1998.............................  $1.150095    $1.342236    1,525,895.592
    1997(/5/)........................   1.000000     1.150095    1,126,357.174
------------------------------------------------------------------------------
  VIP III Growth Opportunities
    Subaccount
    1998.............................  $1.232659    $1.523888    6,147,873.836
    1997(/5/)........................   1.000000     1.232659    4,621,108.553
------------------------------------------------------------------------------
  VIP III Growth & Income Subaccount
    1998.............................  $1.241360    $1.595917   11,928,129.677
    1997(/5/)........................   1.000000     1.241360    6,281,887.718

(/1/)Period from June 5, 1989 through December 31, 1989.

(/2/)Period from May 29, 1990 through December 31, 1990.

(/3/)Period from September 5, 1995 through December 31, 1995

(/4/)Period from September 1, 1995 through December 31, 1995

(/5/)Period from May 1, 1997 through December 31, 1997.

                         FORMERLY ELIGIBLE SUB-ACCOUNTS

          (These Subaccounts are no longer available for investment.)

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value   Accumulation
                                       at Beginning  at End of   Units at End
                                         of Year        Year        of Year
------------------------------------------------------------------------------
  Fidelity Daily Income Trust
    Subaccount
    1998..............................  $3.424415    $3.603569     81,396.693
    1997..............................   3.252838     3.424415     86,061.186
    1996..............................   3.094122     3.252838    114,662.042
    1995..............................   2.921185     3.094122    131,063.459
    1994..............................   2.812357     2.921185    190,668.116
    1993..............................   2.736044     2.812357    158,275.684
    1992..............................   2.641072     2.736044    243,997.001
    1991..............................   2.495176     2.641072    268,694.048
    1990..............................   2.313482     2.495176    339,345.456
    1989..............................   2.120570     2.313482    323,342.240
    1988..............................   1.977108     2.120570    351,832.648
------------------------------------------------------------------------------
  Fidelity Cash Reserves Subaccount
    1998..............................  $3.443500    $3.626195     23,111.706
    1997..............................   3.268738     3.443500     23,137.187
    1996..............................   3.108117     3.268738     23,164.006
    1995..............................   2.934039     3.108117     23,192.241
    1994..............................   2.822897     2.934039     27,720.506
    1993..............................   2.742508     2.822897     29,444.337
    1992..............................   2.643311     2.742508     47,677.285
    1991..............................   2.493319     2.643311     60,818.839
    1990..............................   2.312283     2.493319     88,660.193
    1989..............................   2.122897     2.312283    102,882.970
    1988..............................   1.979215     2.122897    108,627.416
------------------------------------------------------------------------------
  Fidelity Government Income Fund
    Subaccount
    1996..............................   4.618027    $     N/A          0.000
    1995..............................   3.911039     4.618027      8,068.949
    1994..............................   4.009576     3.911039      8,076.564
    1993..............................   3.676253     4.009576      8,085.472
    1992..............................   3.404732     3.676253      8,094.201
    1991..............................   2.934545     3.404732      8,103.722
    1990..............................   2.678442     2.934545      8,114.001
    1989..............................   2.376907     2.678442      8,125.927
    1988..............................   2.236112     2.376907      8,138.994

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value   Accumulation
                                       at Beginning  at End of   Units at End
                                         of Year        Year        of Year
------------------------------------------------------------------------------
  Fidelity Capital and Income Fund
    Subaccount
    1998..............................  $8.623329    $8.793255     15,972.996
    1997..............................   7.515932     8.623329     15,980.956
    1996..............................   6.744302     7.515932     21,049.298
    1995..............................   5.777672     6.744302     25,993.308
    1994..............................   6.060768     5.777672     35,622.255
    1993..............................   4.850494     6.060768     43,008.701
    1992..............................   3.785099     4.850494     70,510.002
    1991..............................   2.912437     3.785099     94,291.263
    1990..............................   3.029998     2.912437    112,223.477
    1989..............................   3.130904     3.029998    140,750.477
    1988..............................   2.782925     3.130904    175,640.223

                    FORMERLY ELIGIBLE FUNDS FEE TABLE

            Formerly Eligible Funds Annual Expenses(/1/)(/2/)

      (as a percentage of average net assets after fee waiver and expense reimbursement)

                                                                      Total Fund
                                                  Management  Other     Annual
  Subaccount                                         Fees    Expenses  Expenses
--------------------------------------------------------------------------------
  Fidelity Daily Income Trust....................   0.33%     0.17%     0.50%
  Fidelity Cash Reserves.........................   0.20%     0.27%     0.47%
  Fidelity Government Income Fund(/3/)...........   0.44%     0.24%     0.68%
  Fidelity Capital and Income Fund(/4/)..........   0.59%     0.23%     0.82%

(/1/) These expenses are for the last fiscal year of each fund. Actual expenses in the current year and in the future may be higher or lower.
(/2/) The fee information relating to the formerly eligible funds was provided to PFL by the formerly eligible funds, and PFL has not independently veri-fied such information.
(/3/) Fidelity Government Income Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Without these reductions, other expenses would have been 0.25% and the total fund operating expenses would have been 0.69%.
(/4/) Fidelity Capital and Income Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Without these reductions, other expenses would have been 0.24% and the total fund operating expenses would have been 0.83%.

                      STATEMENT OF ADDITIONAL INFORMATION

                             FIDELITY INCOME PLUS

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT

                  STATEMENT OF ADDITIONAL INFORMATION FOR THE
                     INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                  Offered by

                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information supplements the information found in the current Prospectus for the Individual Variable Annuity Contracts ("Contract") offered by PFL Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1999, without charge by calling Fidelity Investments. For Sales information call toll free 800-544-2442. For Service and Account information call toll free 800-634-4672. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the policy and the Fidelity Variable Annuity Account.

Dated: May 1, 1999

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
PFL LIFE INSURANCE COMPANY.................................................   1
THE CONTRACTS..............................................................   3
  Reallocation of Contract Values After the Annuity Commencement Date......   3
  Accumulation Units.......................................................   3
  Reinvestment of Fund Distributions.......................................   4
CONTRACT CHARGES...........................................................   5
  Administrative Charge....................................................   5
  Charges for Mortality Risk...............................................   5
BENEFITS UNDER THE CONTRACT................................................   5
  Death Benefit............................................................   5
  IRS Required Distribution................................................   5
ANNUITY PAYMENTS...........................................................   6
  Annuity Unit Value.......................................................   6
  Annuity Payment Rates....................................................   6
  Performance..............................................................   7
  Total Return.............................................................   8
  Yields...................................................................   8
FEDERAL TAX MATTERS........................................................   9
  Tax Treatment of PFL.....................................................   9
  Diversification Requirements.............................................   9
  Owner Control............................................................   9
  Distribution Requirements................................................  10
DISTRIBUTION OF THE CONTRACTS..............................................  10
CUSTODY OF ASSETS..........................................................  10
STATE REGULATION...........................................................  10
RECORDS AND REPORTS........................................................  11
INDEPENDENT AUDITORS.......................................................  11
OTHER INFORMATION..........................................................  11
FINANCIAL STATEMENTS.......................................................  11

                           PFL LIFE INSURANCE COMPANY

PFL Life Insurance Company ("PFL") is a stock life insurance company incorporated under the laws of the State of Iowa on April 19, 1961 under the name "NN Investors Life Insurance Company, Inc." On January 1, 1991, the name was changed from NN Investors Life Insurance Company, Inc. to PFL Life Insurance Company. All of its products, including life insurance, annuities, and accident and health insurance, have been approved by the various states where offered.

All of the stock of PFL is indirectly owned by AEGON USA, Inc., an insurance holding company, which is a wholly-owned indirect subsidiary of AEGON, N.V., a holding company organized under the laws of The Netherlands and engaged, through subsidiaries and associated companies, mainly in the insurance and financial services industries.

                                 THE CONTRACTS

Reallocation of Contract Values After the Annuity Commencement Date

After the Annuity Commencement Date, the Contract Owner may reallocate the value of a designated number of Annuity Units of a Subaccount, then credited to a Contract, into an equal value of Annuity Units of one or more other Subaccounts. The reallocation shall be based on the relative value of the Annuity Units of the Subaccounts at the end of the Valuation Date on the next payment date. The request must be in writing to our Administrative and Service Office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of Contract Value may be made in any given calendar year.

Accumulation Units

Upon allocation to the selected Subaccount, Net Purchase Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Purchase Payment is received at the Administrative and Service Office or, in the case of the initial Purchase Payment, when the Contract application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1 at the inception of each Subaccount. Thereafter, the value of Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "Net Investment Factor") which measures the investment performance of a Subaccount during a Valuation Period is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. The Contract Owner bears this investment risk. The Net Investment Performance of a Subaccount and deduction of certain charges affect the Accumulation Unit Value.

The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result. For purposes of this calculation:

  (a) is the net result of:

    (1) the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus

    (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus

    (3) a per share credit or charge for any taxes determined by PFL to have resulted from the investment operations of the Subaccount and for which it has created a reserve;

  (b) is the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period.

  (c) is the charge for mortality risk during the Valuation Period equal on an annual basis to 0.8% of the daily net asset value of the Subaccount.

              Illustration of Accumulation Unit Value Calculations

       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = A + B - C - E
                        ---------
                             D

 Where: A = The Net Asset Value of an Underlying Fund share as of the end of the current Valuation Period.
            Assume....................................... = $11.57
        B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
            Assume............................................ = 0
        C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
            Assume............................................ = 0
        D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.
            Assume....................................... = $11.40
        E = The daily deduction for mortality risk, which totals 0.8% on an annual basis.
            On a daily basis......................... = 0.00002183

Then, the Net Investment Factor = 11.57 + 0 - 0 - 0.00002183 = 1.01489045
                                  -------------
                                      11.40

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

 Where: A = The Accumulation Unit Value for the immediately preceding Valuation
            Period.
            Assume..................................... = $1.347125
        B = The Net Investment Factor for the current Valuation Period.
            Assume.................................... = 1.01489045

Then, the Accumulation Unit Value = $1.347125 * 1.01489045 = $1.367184

* = multiplication

Reinvestment of Fund Distributions

The Funds and the Formerly Eligible Funds have as a policy the current distribution of income and capital gains. However, under the Contracts, there is an automatic reinvestment of such distributions in the Funds.

                                CONTRACT CHARGES

Administrative Charge

PFL performs the administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

Charges for Mortality Risk

A mortality risk charge equal to an annual charge of 0.80% of the daily net asset value of the Variable Account is deducted daily.

                          BENEFITS UNDER THE CONTRACT

Death Benefit

During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Contract Owner may elect to have the Contract Value applied under any one of the Annuity Options. If no election of a method of settlement of the death benefit by the Contract Owner is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a cash payment; or (b) to have the Contract Value applied under one of the Annuity Options subject to the distribution after death rules described below in the case of Contracts issued after January 18, 1985; or (c) continue the Contract as the new Contract Owner/Annuitant if the contract was issued after January 18, 1985, and the Beneficiary was the surviving spouse of the Annuitant at the time of death. If settlement of the death benefit under an Annuity Option is elected, the Annuity Commencement Date shall be the date specified in the election but no later than ninety (90) days after receipt by PFL of notification of the death of the Annuitant. Either election described above may be made by filing with PFL a written election in such form as PFL may require. Any election of a method of settlement of the death benefit by the Contract Owner will become effective on the date it is received by PFL at its Administrative and Service Office. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by PFL at its Administrative and Service
Office: and (b) the date notification of death and due proof of the death of the Annuitant is received by PFL. If an election by the Beneficiary is not received by PFL within ninety (90) days following the date notification of the death of the Annuitant is received by PFL at its Administrative and Service Office, the Beneficiary will be deemed to have elected a cash payment as of the last day of the ninety (90) day period.

If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date the election is deemed to become effective. If the death benefit is to be paid to the Contract Owner or the Contract Owner's estate, payment will be made within seven (7) days of the date Due Proof of Death is received by PFL. Payment will be made in accordance with any applicable laws and regulations governing payment of death benefits. Notwithstanding the foregoing, PFL may be permitted to defer such payment in accordance with the Investment Company Act of 1940.

The taxable portion of a lump sum payment of the death benefit is subject to tax at ordinary income rates. If the Beneficiary elects to receive the death benefit under an Annuity Option within sixty (60) days after the death benefit becomes payable in a lump sum, the Beneficiary will recognize such ordinary income as payments are received. However, if the election is not made within sixty (60) days after the lump sum first became payable, the entire death benefit will be subject to tax in the current tax year, irrespective of whether the death benefit is actually received as a lump sum or as a series of payments under an Annuity Option elected.

IRS Required Distribution

If the Contract Owner or any Joint Contract Owner of the Contract dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated beneficiary as described in this section so that the Contracts qualify as annuities under the Internal Revenue Code.

For Contracts issued after January 18, 1985, if the death occurs on or after the Annuity Commencement Date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Commencement Date, the Contract Value generally must be paid out to the beneficiary within five years after the death. However, if an Annuity Option is elected by the beneficiary, the Contract Value may be distributed as an annuity over the lifetime of the beneficiary, as long as the distribution does not extend beyond the life expectancy of the beneficiary and the distribution begins within one year after the Contract Owner's (or Joint Contract Owner's) death. If any portion of the Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. For Contracts issued before January 19, 1985, the Contract Value will be paid out in accordance with the Annuity Option elected by the beneficiary.

                                ANNUITY PAYMENTS

Annuity Unit Value

The amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Subaccount exceeds the assumed interest rate, which is selected by the Annuitant upon the Annuity Commencement Date. Conversely, Annuity Unit Values fall if the net investment performance of the Subaccount is less than the assumed rate.

The Annuity Unit Value of each Subaccount is arbitrarily established at $1.00 for the first Valuation Period of the particular Subaccount. The Annuity Unit Value for the particular Subaccount for any Valuation Period is determined by multiplying the Annuity Unit Value for the particular Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the particular Subaccount for the current Valuation Period, and then multiplying that product by a factor to neutralize the assumed interest rate used to establish the annuity payment rate found in the Contract.

Annuity Payment Rates

The Contract contains Annuity Payment Rates for each Annuity Option described in the Prospectus. The rates show, for each $1,000 applied, the dollar amount of the first monthly Variable Annuity Payment when this payment is based on the minimum guaranteed interest rate of 3.5% per year. The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

The Annuity Payment Rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Contract also contains a table for determining the adjusted age of the Annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

 Where: A = Annuity Unit Value for the immediately preceding Valuation Period.
            Assume..................................... = $1.097696
        B = Net Investment Factor for the Valuation Period for which the Annuity
            Unit Value is being calculated.
            Assume...................................... = 1.005200
        C = A factor to neutralize the assumed interest rate of 3.5% built into the Annuity Tables used.
            Daily factor equals......................... = 0.999906

Then, the Annuity Unit Value is: $1.097696 * 1.005200 * 0.999906 = $1.103300

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment =  A  * B
                                         --------
                                          $1,000

 Where: A = The Annuity Purchase Value as of the Annuity Commencement Date.
            Assume................................. = $15,000.00
        B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Contract.
            Assume...................................... = $6.10

Then, the first Monthly Variable Annuity Payment = $15,000 * $6.10 = $91.50
                                                   -------
                                                    $1,000

         Formula and Illustration for Determining the Number of Annuity
           Units Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units = A
                         ---
                          B

 Where: A = The dollar amount of the first monthly Variable Annuity Payment.
            Assume....................................... = $91.50
        B = The Annuity Unit Value for the Valuation Date on which the first monthly payment is due.
            Assume.................................... = $1.103300

Then, the number of Annuity Units =  $91.50  = 82.933019
                                     -------
                                    $1.103300

Performance

Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

The table below provides performance results for each Subaccount through 12/31/98. The performance information is based on the historical investment experience of the Subaccounts and of the Portfolios. It does not indicate or represent future performance.

Total Return

Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

The following Table shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, three years, five years, and from the date that the Portfolios began operations, assuming that the Contract was surrendered December 31, 1998. For any Portfolio in existence ten years or more, figures are shown for a ten-year period rather than for the life of the Portfolio. The average annual total returns shown in the following Table are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T) = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the mortality charge (.80% on an annual basis) and the administrative charge.

           Average Annual Total Return for Period Ending on 12/31/98

                                                                    Subaccount
                          1 Year    3 Year   5 Year     Life      Inception Date
                          ------    ------   ------     ----      --------------
VIP Money Market*          4.64%    4.60%    4.43%    4.79% **       03/31/82
VIP High Income           <5.09%>   7.79%    7.90%    10.11% **      09/11/85
VIP Equity-Income         10.75%    16.83%   17.80%   14.63% **      10/08/86
VIP Growth                38.40%    24.46%   20.74%   18.37% **      10/08/86
VIP Overseas              11.86%    11.59%   8.80%    9.14% **       01/27/87
VIP II Investment Grade
 Bond                      7.99%    6.31%    5.82%      7.42%        06/05/89
VIP II Asset Manager      14.15%    15.79%   10.89%    12.82%        05/29/90
VIP II Index 500          27.32%    29.21%    N/A      27.46%        09/01/95
VIP II Asset Manager:
 Growth                   16.65%    19.84%    N/A      18.11%        09/05/95
VIP II Contrafund         28.96%    24.07%    N/A      22.17%        09/01/95
VIP III Balanced          16.70%     N/A      N/A      19.26%        05/01/97
VIP III Growth
 Opportunities            23.62%     N/A      N/A      28.68%        05/01/97
VIP III Growth & Income   28.56%     N/A      N/A      32.29%        05/01/97

* There can be no assurance that the VIP Money Market Portfolio will maintain a stable $1.00 share price. None of the portfolios are insured or guaranteed by the U.S. Government.
** Figure is for 10 years.

Total returns are historical and include change in unit price and the automatic reinvestment of dividends and capital gains. Principal, investment returns (except VIP Money Market Portfolio) and yields will fluctuate and there is no guarantee you will receive back your original principal. Average Annual Total Returns and Yield include all insurance contract charges: 0.8% annuity mortality risk charge and $35 annual administrative charge.

Yields

Yields quoted in advertising for the VIP Money Market Subaccount reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Current yield for the VIP Money Market Subaccount reflects the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, (exclusive of capital changes and income other than investment income), in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the administrative charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the VIP Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1)] -1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. For the 7-day period ending on 12/31/98 the VIP Money Market Subaccount had a current yield of 4.278% and an effective yield of 4.369%.

                              FEDERAL TAX MATTERS

Tax Treatment of PFL

PFL is taxed as a life insurance company under Subchapter L of the Code. Since the Variable Account is not an entity separate from PFL and its operations form a part of PFL, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and are taken into account in determining Contract Values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, PFL believes that Variable Account investment income and realized net capital gains should not be taxed, to the extent that such income and gains are retained as part of the reserves under the Contracts.

Diversification Requirements

Section 817(h) of the Code provides in substance that the contract will not be treated as an annuity for tax purposes unless the investments made by the segregated account are "adequately diversified" in accordance with regulations prescribed by the Treasury. If the segregated account is not "adequately diversified," any increase in the value of a variable annuity contract will be taxed to the contract owner currently.

The Variable Account, through the Funds, intends to comply with the diversification requirements under Section 817(h) as prescribed by the Treasury. Although PFL does not control the Funds, it believes that FMR, as the manager of the investments of each of the Funds' Portfolios, will comply with the diversification rules set forth in the Regulations.

Owner Control

In certain circumstances, owners of variable annuity contracts may be considered the owners for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. The IRS has stated in published ruling that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Contract Owner has the choice of one or more Subaccounts in which to allocate premiums and Contract values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in the Contract Owner being treated as the owner of the assets of the Variable Account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of a pro rata share of assets of Variable Account.

Distribution Requirements

The Code also requires that the Contracts contain specific provisions for distribution of Contract proceeds upon the death of any Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that the Contracts provide that if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the Annuity Commencement Date, the entire interest in the Contract must generally be distributed within 5 years after such Owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. However, if such Owner's death occurs prior to the Annuity Commencement Date, such Owner's surviving spouse is named the beneficiary, then the Contract may be continued with the surviving spouse as the new Owner. If any Owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as the Owner and any death or change of such primary Annuitant shall be treated as the death of the Owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements.

                         DISTRIBUTION OF THE CONTRACTS

The Contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Contracts is continuous and PFL does not anticipate discontinuing the offering of the Contracts. However, PFL reserves the right to discontinue the offering of the Contracts.

The Contracts will be distributed through Fidelity Brokerage Services, Inc., the principal underwriter of the Contracts, and Fidelity Insurance Agency, Inc., which are affiliated with FMR. During 1998, the amount paid to Fidelity Insurance Agency, Inc. for its services as a general insurance agency was $4,547,812. Amounts paid for these services in 1997 and 1996 were $4,476,712 and $4,136,279, respectively.

                               CUSTODY OF ASSETS

The assets of each of the Subaccounts are held by PFL. The assets of the Variable Account and each of the Subaccounts thereunder are kept physically segregated and held separate and apart from the general account assets of PFL. PFL maintains records of all purchases and redemptions of shares of the Fund held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by PFL's fidelity bond presently in the amount of $5 million covering the acts of officers and employees of PFL.

                                STATE REGULATION

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division of Insurance may certify the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

All records and accounts relating to the Variable Account will be maintained by PFL. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, PFL will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. PFL will also mail to Contract Owners confirmation of each financial transaction and semi-annual Account Statements reflecting the Contract Value of a particular Contract.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL Life Insurance Company as of December 31, 1998 and 1997, and for each of three years in the period ended December 31, 1998, and the financial statements of the subaccounts of The Fidelity Variable Annuity Account, which are available for investment by Fidelity Income Plus contract owners, as of December 31, 1998 and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309-2764.

                               OTHER INFORMATION

A Registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of the documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The values of the interest of Contract Owners in the Variable Account will be affected solely by the investment results of the selected Subaccount(s). The financial statements of PFL as contained herein should be considered only as bearing upon PFL's ability to meet its obligations to Contract Owners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

                     FINANCIAL STATEMENTS--STATUTORY BASIS

                           PFL LIFE INSURANCE COMPANY

                  Years ended December 31, 1998, 1997 and 1996
                      with Report of Independent Auditors

                           PFL LIFE INSURANCE COMPANY

                     FINANCIAL STATEMENTS--STATUTORY BASIS

                  Years ended December 31, 1998, 1997 and 1996

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  26

                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
February 19, 1999

                           PFL LIFE INSURANCE COMPANY

                        BALANCE SHEETS--STATUTORY BASIS
                (Dollars in thousands, except per share amounts)

                                                                  December 31
                                                             ---------------------
                                                                1998       1997
                                                             ---------- ----------
                      ADMITTED ASSETS
                      ---------------
Cash and invested assets:
 Cash and short-term investments............................ $   83,289 $   23,939
 Bonds......................................................  4,822,442  4,913,144
 Stocks:
   Preferred................................................     14,754      2,750
   Common (cost: 1998--$34,731; 1997--$33,058)..............     49,448     42,345
   Affiliated entities (cost: 1998--$8,060; 1997--$10,798)..      5,613      8,031
 Mortgage loans on real estate..............................  1,012,433    935,207
 Real estate, at cost less accumulated depreciation ($9,500
  in 1998; $8,655 in 1997):
   Home office properties...................................      8,056      8,283
   Properties acquired in satisfaction of debt..............     11,778     11,814
   Investment properties....................................     44,325     36,416
 Policy loans...............................................     60,058     57,136
 Other invested assets......................................     76,482     29,864
                                                             ---------- ----------
     Total cash and invested assets.........................  6,188,678  6,068,929
Premiums deferred and uncollected...........................     15,318     16,101
Accrued investment income...................................     65,308     69,662
Receivable from affiliate...................................        643        --
Federal income taxes recoverable............................        639        --
Transfers from separate accounts............................     70,866     60,193
Other assets................................................     29,511     37,624
Separate account assets.....................................  3,348,611  2,517,365
                                                             ---------- ----------
     Total admitted assets.................................. $9,719,574 $8,769,874
                                                             ========== ==========
            LIABILITIES AND CAPITAL AND SURPLUS
            -----------------------------------
Liabilities:
 Aggregate reserves for policies and contracts:
   Life..................................................... $1,357,175 $  884,018
   Annuity..................................................  3,925,293  4,204,125
   Accident and health......................................    205,736    169,328
 Policy and contract claim reserves:
   Life.....................................................      9,101      8,635
   Accident and health......................................     48,906     57,713
 Other policyholders' funds.................................    162,266    143,831
 Remittances and items not allocated........................     19,690    153,745
 Asset valuation reserve....................................     91,588     69,825
 Interest maintenance reserve...............................     50,575     30,287
 Federal income taxes payable...............................        --       1,889
 Short-term notes payable to affiliates.....................      9,421     16,400
 Other liabilities..........................................     76,766     75,070
 Payable for securities.....................................     57,645        --
 Payable to affiliates......................................        --      13,240
 Separate account liabilities...............................  3,342,884  2,512,406
                                                             ---------- ----------
     Total liabilities......................................  9,357,046  8,340,512
Commitments and contingencies
Capital and surplus:
 Common stock, $10 par value, 500 shares authorized, 266
  issued and outstanding....................................      2,660      2,660
 Paid-in surplus............................................    154,282    154,282
 Unassigned surplus.........................................    205,586    272,420
                                                             ---------- ----------
     Total capital and surplus..............................    362,528    429,362
                                                             ---------- ----------
     Total liabilities and capital and surplus.............. $9,719,574 $8,769,874
                                                             ========== ==========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS--STATUTORY BASIS
                             (Dollars in thousands)

                                                 Year Ended December 31
                                            ----------------------------------
                                               1998        1997        1996
                                            ----------  ----------  ----------
Revenues:
  Premiums and other considerations, net
   of reinsurance:
    Life..................................  $  516,111  $  202,435  $  204,872
    Annuity...............................     667,920     657,695     725,966
    Accident and health...................     178,593     207,982     227,862
  Net investment income...................     446,984     446,424     428,337
  Amortization of interest maintenance re-
   serve..................................       8,656       3,645       2,434
  Commissions and expense allowances on
   reinsurance ceded......................      32,781      49,859      73,931
                                            ----------  ----------  ----------
                                             1,851,045   1,568,040   1,663,402
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health bene-
     fits.................................     135,184     146,583     147,024
    Surrender benefits....................     732,796     658,071     512,810
    Other benefits........................     152,209     126,495     101,288
  Increase (decrease) in aggregate
   reserves for policies and contracts:
    Life..................................     473,158     149,575     140,126
    Annuity...............................    (278,665)   (203,139)    188,002
    Accident and health...................      36,407      30,059      26,790
    Other.................................      17,550      16,998      19,969
                                            ----------  ----------  ----------
                                             1,268,639     924,642   1,136,009
Insurance expenses:
  Commissions.............................     136,569     157,300     177,466
  General insurance expenses..............      48,018      57,571      57,282
  Taxes, licenses and fees................      19,166       8,715      13,889
  Net transfers to separate accounts......     265,702     297,480     171,785
  Other expenses..........................       1,016         119         526
                                            ----------  ----------  ----------
                                               470,471     521,185     420,948
                                            ----------  ----------  ----------
                                             1,739,110   1,445,827   1,556,957
                                            ----------  ----------  ----------
Gain from operations before federal income
 tax expense and net realized capital
 gains (losses) on investments............     111,935     122,213     106,445
Federal income tax expense................      49,835      43,381      41,177
                                            ----------  ----------  ----------
Gain from operations before net realized
 capital gains (losses) on investments....      62,100      78,832      65,268
Net realized capital gains (losses) on
 investments (net of related federal
 income taxes and amounts transferred to
 interest maintenance reserve)............       3,398       7,159      (3,503)
                                            ----------  ----------  ----------
Net income................................  $   65,498  $   85,991  $   61,765
                                            ==========  ==========  ==========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS
                             (Dollars in thousands)

                                                                        Total
                                                                       Capital
                                          Common Paid-in  Unassigned     and
                                          Stock  Surplus   Surplus     Surplus
                                          ------ -------- ----------  ---------
Balance at January 1, 1996............... $2,660 $154,129 $ 220,739   $ 377,528
  Net income.............................    --       --     61,765      61,765
  Change in net unrealized capital
   gains.................................    --       --      2,351       2,351
  Change in non-admitted assets..........    --       --       (148)       (148)
  Change in asset valuation reserve......    --       --    (10,930)    (10,930)
  Dividend to stockholder................    --       --    (20,000)    (20,000)
  Prior period adjustment................    --       --      5,025       5,025
  Surplus effect of sales of divisions...    --       --       (384)       (384)
  Surplus effect of ceding commissions
   associated with the sale of a
   division..............................    --       --         29          29
  Amendment of reinsurance agreement.....    --       --        421         421
  Change in liability for reinsurance in
   unauthorized companies................    --       --      2,690       2,690
                                          ------ -------- ---------   ---------
Balance at December 31, 1996.............  2,660  154,129   261,558     418,347
  Capital contribution...................    --       153       --          153
  Net income.............................    --       --     85,991      85,991
  Change in net unrealized capital
   gains.................................    --       --      3,592       3,592
  Change in non-admitted assets..........    --       --       (481)       (481)
  Change in asset valuation reserve......    --       --    (14,974)    (14,974)
  Dividend to stockholder................    --       --    (62,000)    (62,000)
  Surplus effect of sale of a division...    --       --       (161)       (161)
  Surplus effect of ceding commissions
   associated with the sale of a
   division..............................    --       --          5           5
  Amendment of reinsurance agreement.....    --       --        389         389
  Surplus effect of reinsurance
   agreement.............................    --       --        402         402
  Change in liability for reinsurance in
   unauthorized companies................    --       --     (1,901)     (1,901)
                                          ------ -------- ---------   ---------
Balance at December 31, 1997.............  2,660  154,282   272,420     429,362
  Net income.............................    --       --     65,498      65,498
  Change in net unrealized capital
   gains.................................    --       --      4,504       4,504
  Change in non-admitted assets..........    --       --       (260)       (260)
  Change in asset valuation reserve......    --       --    (21,763)    (21,763)
  Dividend to stockholder................    --       --   (120,000)   (120,000)
  Increase in liability for reinsurance
   in unauthorized companies.............    --       --      2,036       2,036
  Tax benefit on stock options
   exercised.............................    --       --      2,476       2,476
  Change in surplus in separate
   accounts..............................    --       --        675         675
                                          ------ -------- ---------   ---------
Balance at December 31, 1998............. $2,660 $154,282 $ 205,586   $ 362,528
                                          ====== ======== =========   =========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS--STATUTORY BASIS
                             (Dollars in thousands)

                                               Year Ended December 31
                                         -------------------------------------
                                            1998         1997         1996
                                         -----------  -----------  -----------
Operating Activities
Premiums and other considerations, net
 of reinsurance......................... $ 1,396,428  $ 1,119,936  $ 1,240,748
Net investment income...................     469,246      452,091      431,456
Life and accident and health claims.....    (138,249)    (154,383)    (147,556)
Surrender benefits and other fund
 withdrawals............................    (732,796)    (658,071)    (512,810)
Other benefits to policyholders.........    (152,167)    (126,462)    (101,254)
Commissions, other expenses and other
 taxes..................................    (197,135)    (225,042)    (248,321)
Net transfers to separate accounts......    (276,375)    (319,146)    (210,312)
Federal income taxes....................     (72,176)     (47,909)     (35,551)
Cash paid in conjunction with an
 amendment of a reinsurance agreement...         --        (4,826)      (5,812)
Cash received in connection with a
 reinsurance agreement..................         --         1,477          --
Other, net..............................     (93,095)      89,693      (41,677)
Net cash provided by operating
 activities.............................     203,681      127,358      368,911
Investing Activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks............   3,347,174    3,284,095    2,112,831
  Common stocks.........................      34,564       34,004       27,214
  Mortgage loans on real estate.........     192,210      138,162       74,351
  Real estate...........................       5,624        6,897       18,077
  Cash received from ceding commissions
   associated with the sale of a
   division.............................         --             8           45
  Other.................................       7,210       57,683       22,568
                                         -----------  -----------  -----------
                                           3,586,782    3,520,849    2,255,086
Cost of investments acquired:
  Bonds and preferred stocks............  (3,251,822)  (3,411,442)  (2,270,105)
  Common stocks.........................     (36,379)     (37,339)     (29,799)
  Mortgage loans on real estate.........    (257,039)    (159,577)    (324,381)
  Real estate...........................     (11,458)      (2,013)        (222)
  Policy loans..........................      (2,922)      (2,922)      (1,539)
  Cash paid in association with the sale
   of a division........................         --          (591)        (662)
  Other.................................     (44,514)     (15,674)      (6,404)
                                         -----------  -----------  -----------
                                          (3,604,134)  (3,629,558)  (2,633,112)
                                         -----------  -----------  -----------
Net cash used in investing activities...     (17,352)    (108,709)    (378,026)
Financing Activities
Issuance (repayment) of short-term
 intercompany notes payable............. $    (6,979) $    16,400  $       --
Capital contribution....................         --           153          --
Dividends to stockholder................    (120,000)     (62,000)     (20,000)
                                         -----------  -----------  -----------
Net cash used in financing activities...    (126,979)     (45,447)     (20,000)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments.......................      59,350      (26,798)     (29,115)
Cash and short-term investments at
 beginning of year......................      23,939       50,737       79,852
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year................................ $    83,289  $    23,939  $    50,737
                                         ===========  ===========  ===========

                            See accompanying notes.

                          PFL LIFE INSURANCE COMPANY

                NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS

                            (Dollars in thousands)
                               December 31, 1998

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

  PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

  In connection with the sale of certain affiliated business units, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

 . During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, during 1996 the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus. During 1997, the Company transferred $591 in assets, substantially all of which was cash and $343 of liabilities. The difference between the assets and liabilities of $(248) net of a tax credit of $87 was charged directly to unassigned surplus.

 . On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to annually increase reinsurance ceded (primarily group health business) by 2 1/2% through 1997. As a result, during 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus. During 1997, the Company transferred $5,045 in assets, including $4,826 of cash and short-term investments, and liabilities of $5,164. The difference between the assets and liabilities of $119 plus a tax credit of $270 was credited directly to unassigned surplus.

 . During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. During 1996, the Company paid $539 in association with this sale; the payment, net of a tax credit of $189, was charged directly to unassigned surplus. In addition, the Company received from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) were charged directly to unassigned surplus. Also, during 1996, the Company paid $539 in association with this sale; this payment, net of a tax credit of $189, was charged directly to unassigned surplus. In 1997,

                          PFL LIFE INSURANCE COMPANY
   the Company received $8 for ceding commissions; the commissions net of the related tax effect of $3 were credited directly to unassigned surplus.

 . During 1997, the Company entered into a reinsurance agreement with a non-affiliate. As a result of the agreement, the Company received $1,480 of assets, including $1,477 of cash and short-term securities, and $861 of liabilities. The difference between the assets and liabilities of $619, net of a tax effect of $217 was credited directly to unassigned surplus.

Nature of Business

  The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

  The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

  The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products

                          PFL LIFE INSURANCE COMPANY
consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

  In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Cash Equivalents

  For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

Investments

  Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

  Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under

                          PFL LIFE INSURANCE COMPANY
a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

  Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1998, 1997 and 1996, the Company excluded investment income due and accrued of $102, $177 and $1,541, respectively, with respect to such practices.

  The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

  The Company has entered into an interest rate cap agreement to hedge the exposure of changing interest rates. The cash flows from the interest rate cap will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other invested assets.

Aggregate Policy Reserves

  Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

  The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

  Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

  Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                          PFL LIFE INSURANCE COMPANY

Policy and Contract Claim Reserves

  Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

  Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $345,319, $281,095 and $227,864 in 1998, 1997 and 1996, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

  AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

  Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the 1998 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

  Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the

                          PFL LIFE INSURANCE COMPANY
disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

  The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

    Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

    Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

    Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

    Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

    Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

  Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                           PFL LIFE INSURANCE COMPANY

  The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                    December 31
                                    -------------------------------------------
                                            1998                  1997
                                    --------------------- ---------------------
                                     Carrying              Carrying
                                      Value    Fair Value   Value    Fair Value
                                    ---------- ---------- ---------- ----------
Admitted Assets
Cash and short-term investments.... $   83,289 $   83,289 $   23,939 $   23,939
Bonds..............................  4,822,442  4,900,516  4,913,144  5,046,527
Preferred stocks...................     14,754     14,738      2,750      8,029
Common stocks......................     49,448     49,448     42,345     42,345
Affiliated common stock............      5,613      5,613      8,031      8,031
Mortgage loans on real estate......  1,012,433  1,089,315    935,207    983,720
Policy loans.......................     60,058     60,058     57,136     57,136
Interest rate cap..................      4,445        725      5,618      1,513
Interest rate swaps................      1,916      6,667        --       2,546
Separate account assets............  3,348,611  3,348,611  2,517,365  2,517,365

Liabilities
Investment contract liabilities....  4,084,683  4,017,509  4,345,181  4,283,461
Separate account liabilities.......  3,271,005  3,213,251  2,452,205  2,452,205

3. INVESTMENTS

  The carrying value and estimated fair value of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Value      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 1998
Bonds:
  United States Government and
   agencies........................ $  150,085  $  2,841   $   321   $  152,605
  State, municipal and other
   government......................     62,948       918     1,651       62,215
  Public utilities.................    139,732     5,053     2,555      142,230
  Industrial and miscellaneous.....  2,068,086    78,141    34,493    2,111,734
  Mortgage and other asset-backed
   securities......................  2,401,591    45,185    15,044    2,431,732
                                    ----------  --------   -------   ----------
                                     4,822,442   132,138    54,064    4,900,516
Preferred stocks...................     14,754        75        91       14,738
                                    ----------  --------   -------   ----------
                                    $4,837,196  $132,213   $54,155   $4,915,254
                                    ==========  ========   =======   ==========

                          PFL LIFE INSURANCE COMPANY

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Value      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 1997
Bonds:
  United States Government and
   agencies........................ $  188,241  $  2,562   $    21   $  190,782
  State, municipal and other
   government......................     61,532     2,584     1,774       62,342
  Public utilities.................    121,582     5,384     2,952      124,014
  Industrial and miscellaneous.....  1,955,587    85,233     7,752    2,033,068
  Mortgage and other asset-backed
   securities......................  2,586,202    55,382     5,263    2,636,321
                                    ----------  --------   -------   ----------
                                     4,913,144   151,145    17,762    5,046,527
Preferred stocks...................      2,750     5,279       --         8,029
                                    ----------  --------   -------   ----------
                                    $4,915,894  $156,424   $17,762   $5,054,556
                                    ==========  ========   =======   ==========

  The carrying value and estimated fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Value    Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  151,747 $  148,410
   Due after one year through five years.................  1,211,064  1,232,329
   Due after five years through ten years................    753,543    761,787
   Due after ten years...................................    304,497    326,258
                                                          ---------- ----------
                                                           2,420,851  2,468,784
   Mortgage and other asset-backed securities............  2,401,591  2,431,732
                                                          ---------- ----------
                                                          $4,822,442 $4,900,516
                                                          ========== ==========

  A detail of net investment income is presented below:

                                                       Year Ended December 31
                                                     --------------------------
                                                       1998     1997     1996
                                                     -------- -------- --------
Interest on bonds and notes......................... $374,478 $373,496 $364,356
Dividends on equity investments.....................    1,357    1,460    1,436
Interest on mortgage loans..........................   77,960   80,266   69,418
Rental income on real estate........................    6,553    7,501    9,526
Interest on policy loans............................    4,080    3,400    3,273
Other investment income.............................    2,576      613    1,799
                                                     -------- -------- --------
Gross investment income.............................  467,004  466,736  449,808
Investment expenses.................................   20,020   20,312   21,471
                                                     -------- -------- --------
Net investment income............................... $446,984 $446,424 $428,337
                                                     ======== ======== ========

                          PFL LIFE INSURANCE COMPANY

  Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year Ended December 31
                                             ----------------------------------
                                                1998        1997        1996
                                             ----------  ----------  ----------
Proceeds.................................... $3,347,174  $3,284,095  $2,112,831
                                             ==========  ==========  ==========
Gross realized gains........................ $   48,760  $   30,094  $   19,876
Gross realized losses.......................     (8,072)    (17,265)    (19,634)
                                             ----------  ----------  ----------
Net realized gains.......................... $   40,688  $   12,829  $      242
                                             ==========  ==========  ==========

  At December 31, 1998, investments with an aggregate carrying value of $5,935,160 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

  Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                           Realized
                                                   ---------------------------
                                                    Year Ended December 31
                                                   ---------------------------
                                                     1998      1997     1996
                                                   --------  --------  -------
Debt securities................................... $ 40,688  $ 12,829  $   242
Short-term investments............................    1,533       (19)    (197)
Equity securities.................................     (879)    6,972    1,798
Mortgage loans on real estate.....................   12,637     2,252   (5,530)
Real estate.......................................    3,176     4,252    1,210
Other invested assets.............................   (2,523)    1,632       12
                                                   --------  --------  -------
                                                     54,632    27,918   (2,465)
Tax effect........................................  (22,290)  (10,572)  (1,235)
Transfer to interest maintenance reserve..........  (28,944)  (10,187)     197
                                                   --------  --------  -------
Net realized gains (losses)....................... $  3,398  $  7,159  $(3,503)
                                                   ========  ========  =======

                                                     Change in Unrealized
                                                  ---------------------------
                                                    Year Ended December 31
                                                  ---------------------------
                                                    1998     1997     1996
                                                  --------  ------- ---------
Debt securities.................................. $(60,604) $40,289 $(115,867)
Equity securities................................    5,750    5,653     2,929
                                                  --------  ------- ---------
Change in unrealized appreciation
 (depreciation).................................. $(54,854) $45,942 $(112,938)
                                                  ========  ======= =========

  Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                            December 31
                                                      -------------------------
                                                       1998     1997     1996
                                                      -------  -------  -------
Unrealized gains..................................... $15,980  $10,356  $ 9,590
Unrealized losses....................................  (3,710)  (3,836)  (8,723)
                                                      -------  -------  -------
Net unrealized gains................................. $12,270  $ 6,520  $   867
                                                      =======  =======  =======

                          PFL LIFE INSURANCE COMPANY

  During 1998, the Company issued mortgage loans with interest rates ranging from 5.88% to 7.86%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90% for commercial loans and 95% for residential loans. Mortgage loans with a carrying value of $245 were non-income producing for the previous twelve months. Accrued interest of $89 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

  At December 31, 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $16,104 and $11,985, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                            Geographic Distribution

                                                  December 31
                                                  -------------
                                                  1998    1997
                                                  -----   -----
       South Atlantic............................    32%     29%
       E. North Central..........................    16      12
       Pacific...................................    15      15
       Mountain..................................    10      10
       Middle Atlantic...........................    10       7
       W. South Central..........................     6       9
       W. North Central..........................     5       6
       E. South Central..........................     3       8
       New England...............................     3       4

                          Property Type Distribution

                                                  December 31
                                                  -------------
                                                  1998    1997
                                                  -----   -----
       Retail....................................    35%     35%
       Office....................................    30      31
       Industrial................................    21       6
       Apartment.................................    12      14
       Other.....................................     2      14

  At December 31, 1998, the Company had no investments (excluding U.S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

  The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate exchange agreements (swaps and caps), options, and commitments to extend credit and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the

                          PFL LIFE INSURANCE COMPANY
counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

  At December 31, 1998 and 1997, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                Notional Amount
                                                               -----------------
                                                                 1998     1997
                                                               -------- --------
Derivative securities:
  Interest rate swaps:
    Receive fixed--pay floating............................... $100,000 $100,000
    Receive floating (uncapped)--pay floating (capped)........   53,011   67,229
    Receive floating (LIBOR)--pay floating (S&P)..............   60,000      --
  Interest rate cap agreements................................  500,000  500,000

4. REINSURANCE

  The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

  Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                1998        1997        1996
                                             ----------  ----------  ----------
Direct premiums............................. $1,533,822  $1,312,446  $1,457,450
Reinsurance assumed.........................      2,366       2,038       1,796
Reinsurance ceded...........................   (173,564)   (246,372)   (300,546)
                                             ----------  ----------  ----------
Net premiums earned......................... $1,362,624  $1,068,112  $1,158,700
                                             ==========  ==========  ==========

  The Company received reinsurance recoveries in the amount of $173,297, $183,638 and $168,155 during 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $47,956 and $60,437, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $2,163,905 and $2,434,130, respectively.

  At December 31, 1998, amounts recoverable from unauthorized reinsurers of $55,379 (1997--$73,080) and reserve credits for reinsurance ceded of $49,835 (1997--$78,838) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $106,226 at December 31, 1998 that can be drawn on for amounts that remain unpaid for more than 120 days.

                          PFL LIFE INSURANCE COMPANY

5. INCOME TAXES

  For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

  Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                      Year Ended December 31
                                                      -------------------------
                                                       1998     1997     1996
                                                      -------  -------  -------
Computed tax at federal statutory rate (35%)......... $39,177  $42,775  $37,256
Tax reserve adjustment...............................     607    2,004    2,211
Excess tax depreciation..............................    (223)    (392)    (384)
Deferred acquisition costs--tax basis................  11,827    4,308    5,583
Prior year under (over) accrual......................   1,750   (1,016)    (499)
Dividend received deduction..........................  (1,053)    (941)    (454)
Charitable contribution..............................     --      (848)     --
Other items--net.....................................  (2,250)  (2,509)  (2,536)
                                                      -------  -------  -------
Federal income tax expense........................... $49,835  $43,381  $41,177
                                                      =======  =======  =======

  Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

  The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984 through 1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1993 through 1995.

6. POLICY AND CONTRACT ATTRIBUTES

  A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon

                           PFL LIFE INSURANCE COMPANY
the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                       December 31
                                          -------------------------------------
                                                 1998               1997
                                          ------------------ ------------------
                                                     Percent            Percent
                                                       of                 of
                                            Amount    Total    Amount    Total
                                          ---------- ------- ---------- -------
Subject to discretionary withdrawal with
 market value adjustment................. $   82,048     1%  $    8,912     0%
Subject to discretionary withdrawal at
 book value less surrender charge........    515,778     5      755,300     8
Subject to discretionary withdrawal at
 market value............................  3,211,896    34    2,454,845    27
Subject to discretionary withdrawal at
 book value (minimal or no charges or
 adjustments)............................  5,519,265    58    5,821,049    63
Not subject to discretionary withdrawal
 provision...............................    228,030     2      203,522     2
                                          ----------   ---   ----------   ---
                                           9,557,017   100%   9,243,628   100%
Less reinsurance ceded...................  2,124,769          2,372,495
                                          ----------         ----------
Total policy reserves on annuities and
 deposit fund liabilities................ $7,432,248         $6,871,134
                                          ==========         ==========

  A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                        1998     1997     1996
                                                      -------- -------- --------
Transfers as reported in the summary of operations
 of the separate accounts statement:
  Transfers to separate accounts....................  $345,319 $281,095 $227,864
  Transfers from separate accounts..................    79,808    9,819   75,172
                                                      -------- -------- --------
Net transfers to separate accounts..................   265,511  271,276  152,692
Reconciling adjustments--charges for investment
 management, administration fees and contract
 guarantees.........................................       191   26,204   19,093
                                                      -------- -------- --------
Transfers as reported in the summary of operations
 of the life, accident and health annual statement..  $265,702 $297,480 $171,785
                                                      ======== ======== ========

                          PFL LIFE INSURANCE COMPANY

  Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
December 31, 1998
Life and annuity:
  Ordinary direct first year business................ $ 3,346  $2,500   $   846
  Ordinary direct renewal business...................  21,435   6,365    15,070
  Group life direct business.........................   1,171     536       635
  Reinsurance ceded..................................  (1,367)    (44)   (1,323)
                                                      -------  ------   -------
                                                       24,585   9,357    15,228

Accident and health:
  Direct.............................................     108     --        108
  Reinsurance ceded..................................     (18)    --        (18)
                                                      -------  ------   -------
Total accident and health............................      90     --         90
                                                      -------  ------   -------
                                                      $24,675  $9,357   $15,318
                                                      =======  ======   =======

December 31, 1997
Life and annuity:
  Ordinary direct first year business................ $ 2,316  $1,698   $   618
  Ordinary direct renewal business...................  22,724   6,834    15,890
  Group life direct business.........................   1,523     646       877
  Reinsurance ceded..................................  (1,464)    (81)   (1,383)
                                                      -------  ------   -------
                                                       25,099   9,097    16,002

Accident and health:
  Direct.............................................     148     --        148
  Reinsurance ceded..................................     (49)    --        (49)
                                                      -------  ------   -------
Total accident and health............................      99     --         99
                                                      -------  ------   -------
                                                      $25,198  $9,097   $16,101
                                                      =======  ======   =======

  At December 31, 1998 and 1997, the Company had insurance in force aggregating $44,233 and $69,271, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $998 and $1,128 to cover these deficiencies at December 31, 1998 and 1997, respectively.

7. DIVIDEND RESTRICTIONS

  The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to

                          PFL LIFE INSURANCE COMPANY
the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1999, without the prior approval of insurance regulatory authorities, is $62,100.

  The Company paid dividends to its parent of $120,000, $62,000 and $20,000 in 1998, 1997 and 1996, respectively.

8. RETIREMENT AND COMPENSATION PLANS

  The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $380, $422 and $1,056 for the years ended December 31, 1998, 1997 and 1996, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

  The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $233, $226 and $297 for the years ended December 31, 1998, 1997 and 1996, respectively.

  AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

  In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $62, $62 and $184 for the years ended December 31, 1998, 1997 and 1996, respectively.

9. RELATED PARTY TRANSACTIONS

  The Company shares certain offices, employees and general expenses with affiliated companies.

  The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, 1997 and 1996, the Company paid $18,706, $18,705 and $17,028, respectively, for these services, which approximates their costs to the affiliates.

                          PFL LIFE INSURANCE COMPANY

  Payables to affiliates bear interest at the thirty-day commercial paper rate of 4.95% at December 31, 1998. During 1998, 1997 and 1996, the Company paid net interest of $1,491, $1,188 and $174, respectively, to affiliates.

  During 1997, the Company received a capital contribution of $153 in cash from its parent.

  At December 31, 1998 and 1997, the Company has short-term notes payable to an affiliate of $9,421 and $16,400, respectively. Interest on these notes accrues at rates ranging from 5.13% to 5.52% at December 31, 1998 and at 5.60% at December 31, 1997.

  During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during the year, and aggregate reserves for policies and contracts are $181,720 at December 31, 1998.

10. COMMITMENTS AND CONTINGENCIES

  The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

  The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $17,901 and $17,700 and an offsetting premium tax benefit of $7,631 and $7,984 at December 31, 1998 and 1997, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,985, $(975) and $2,617 for December 31, 1998, 1997 and 1996,
respectively.

11. YEAR 2000 (UNAUDITED)

  The term Year 2000 issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

  The Company has developed a Year 2000 Project Plan (the "Plan") to address the Year 2000 issue as it affects the Company's internal IT ("Information Technology") and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

  The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected

                          PFL LIFE INSURANCE COMPANY
systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

  The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

  The Company does have some exposure to date-sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance, and financial services organization providing insurance annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone-related equipment. This type of hardware can have date-sensitive embedded technology which could have Year 2000 problems. Because of this exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date-sensitive data in the Year 2000 or beyond.

  For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and/or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

  The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should

                          PFL LIFE INSURANCE COMPANY
be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                          PFL LIFE INSURANCE COMPANY

                      SUMMARY OF INVESTMENTS--OTHER THAN
                        INVESTMENTS IN RELATED PARTIES

                               December 31, 1998
                            (Dollars in thousands)

                                  SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed Maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $  926,370 $  943,313   $  926,370
  States, municipalities and political
   subdivisions..........................    107,975    114,146      107,975
  Foreign governments....................     54,670     53,950       54,670
  Public utilities.......................    139,732    142,230      139,732
  All other corporate bonds..............  3,593,695  3,646,877    3,593,695
Redeemable preferred stock...............     14,754     14,738       14,754
                                          ---------- ----------   ----------
Total fixed maturities...................  4,837,196  4,915,254    4,837,196
Equity Securities
Common stocks:
  Affiliated entities....................      8,060      5,613        5,613
  Banks, trust and insurance.............      5,935      7,193        7,193
  Industrial, miscellaneous and all
   other.................................     28,796     42,255       42,255
                                          ---------- ----------   ----------
Total equity securities..................     42,791     55,061       55,061
Mortgage loans on real estate............  1,012,433               1,012,433
Real estate..............................     52,381                  52,381
Real estate acquired in satisfaction of
 debt....................................     11,778                  11,778
Policy loans.............................     60,058                  60,058
Other long-term investments..............     76,482                  76,482
Cash and short-term investments..........     83,289                  83,289
                                          ----------              ----------
Total investments........................ $6,176,408              $6,188,678
                                          ==========              ==========

-------------------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                          PFL LIFE INSURANCE COMPANY

                      SUPPLEMENTARY INSURANCE INFORMATION
                            (Dollars in thousands)

                                 SCHEDULE III

                           Future                                              Benefits,
                           Policy                                                Claims
                          Benefits           Policy and                Net     Losses and   Other
                            and     Unearned  Contract    Premium   Investment Settlement Operating Premiums
                          Expenses  Premiums Liabilities  Revenue    Income*    Expenses  Expenses* Written
                         ---------- -------- ----------- ---------- ---------- ---------- --------- --------
Year Ended December 31,
1998
Individual life......... $1,355,283 $   --     $ 8,976   $  514,194  $ 85,258  $  545,720 $ 87,455       --
Individual health.......     94,294   9,631     12,123       68,963     8,004      48,144   30,442  $ 68,745
Group life and health...     93,405  10,298     36,908      111,547    11,426      82,690   54,352   108,769
Annuity.................  3,925,293     --         --       667,920   342,296     592,085  298,222       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,468,275 $19,929    $58,007   $1,362,624  $446,984  $1,268,639 $470,471
                         ========== =======    =======   ==========  ========  ========== ========
Year Ended December 31,
1997
Individual life......... $  882,003 $   --     $ 8,550   $  200,175  $ 75,914  $  211,921 $ 36,185       --
Individual health.......     62,033   9,207     12,821       63,548     5,934      37,706   29,216  $ 63,383
Group life and health...     88,211  11,892     44,977      146,694    11,888     103,581   91,568   143,580
Annuity.................  4,204,125     --         --       657,695   352,688     571,434  364,216       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,236,372 $21,099    $66,348   $1,068,112  $446,424  $  924,642 $521,185
                         ========== =======    =======   ==========  ========  ========== ========
Year Ended December 31,
1996
Individual life......... $  734,350 $   --     $ 7,240   $  202,082  $ 66,538  $  197,526 $ 38,067       --
Individual health.......     39,219   8,680     13,631       55,871     5,263      32,903   29,511  $ 55,678
Group life and health...     78,418  14,702     53,486      174,781    12,877     105,459  122,953   171,320
Annuity.................  4,408,419     --         --       725,966   343,659     800,121  230,417       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,260,406 $23,382    $74,357   $1,158,700  $428,337  $1,136,009 $420,948
                         ========== =======    =======   ==========  ========  ========== ========

-------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL LIFE INSURANCE COMPANY

                                  REINSURANCE
                             (Dollars in thousands)

                                  SCHEDULE IV

                                                 Assumed             Percentage
                                      Ceded to    From               of Amount
                             Gross      Other     Other      Net      Assumed
                             Amount   Companies Companies   Amount     to Net
                           ---------- --------- --------- ---------- ----------
Year Ended December 31,
 1998
Life insurance in force..  $6,384,095 $438,590   $39,116  $5,984,621     .6%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  515,164 $  3,692   $ 2,366  $  513,838     .5%
  Individual health......      76,438    7,475       --       68,963    --
  Group life and health..     255,848  144,301       --      111,547    --
  Annuity................     686,372   18,096       --      668,276    --
                           ---------- --------   -------  ----------    ---
                           $1,533,822 $173,564   $ 2,366  $1,362,624     .2%
                           ========== ========   =======  ==========    ===
Year Ended December 31,
 1997
Life insurance in force..  $5,025,027 $420,519   $35,486  $4,639,994     .8%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  201,691 $  3,554   $ 2,038  $  200,175    1.0%
  Individual health......      73,593   10,045       --       63,548    --
  Group life and health..     339,269  192,575       --      146,694    --
  Annuity................     697,893   40,198       --      657,695    --
                           ---------- --------   -------  ----------    ---
                           $1,312,446 $246,372   $ 2,038  $1,068,112     .2%
                           ========== ========   =======  ==========    ===
Year Ended December 31,
 1996
Life insurance in force..  $4,863,416 $477,112   $30,685  $4,416,989     .7%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  204,144 $  3,858   $ 1,796  $  202,082     .9%
  Individual health......      68,699   12,828       --       55,871    --
  Group life and health..     390,296  215,515       --      174,781    --
  Annuity................     794,311   68,345       --      725,966    --
                           ---------- --------   -------  ----------    ---
                           $1,457,450 $300,546   $ 1,796  $1,158,700     .2%
                           ========== ========   =======  ==========    ===

                              Financial Statements

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                          Year ended December 31, 1998
                      with Report of Independent Auditors

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                              Financial Statements


                          Year ended December 31, 1998



                                    Contents

Report of Independent Auditors ............................................ 1

Financial Statements

Balance Sheet ............................................................. 2
Statement of Operations ................................................... 6
Statements of Changes in Contract Owners' Equity ..........................10
Notes to Financial Statements .............................................15

                         Report of Independent Auditors



The Board of Directors and Contract Owners of
The Fidelity Variable Annuity Account,
PFL Life Insurance Company


We have audited the accompanying balance sheet of the subaccounts of The Fidelity Variable Annuity Account, which are available for investment by Fidelity Income Plus contract owners, as of December 31, 1998, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998, by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the subaccounts of The Fidelity Variable Annuity Account, which are available for investment by Fidelity Income Plus contract owners, at December 31, 1998, and the results of its operations for the year then ended and changes in its contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 29, 1999

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                                 Balance Sheet

                               December 31, 1998



                                                                                             Money
                                                                                             Market
                                                                          Total            Subaccount
                                                                  ------------------------------------------
Assets
Cash                                                                      $        290          $        253
Investments in mutual funds, at current market value:
 Variable Insurance Products Fund:
  Money Market Portfolio                                                   114,532,318           114,532,318
  High Income Portfolio                                                     44,587,218                     -
  Equity Income Portfolio                                                  202,962,852                     -
  Growth Portfolio                                                         180,576,780                     -
  Overseas Portfolio                                                        33,100,396                     -
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                                           23,471,161                     -
  Asset Manager Portfolio                                                   76,432,798                     -
  Asset Manager Growth Portfolio                                             9,128,936                     -
  Contrafund Portfolio                                                      52,214,646                     -
  Index 500 Portfolio                                                       61,684,597                     -
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                                             9,368,676                     -
  Growth & Income Portfolio                                                 19,036,309                     -
  Balanced Portfolio                                                         2,048,112                     -
 Fidelity Daily Income Trust                                                   293,564                     -
 Fidelity Capital and Income Fund                                              140,520                     -
 Fidelity Cash Reserves Portfolio                                               83,900                     -
                                                                  ------------------------------------------
Total investments in mutual funds                                          829,662,783           114,532,318
                                                                  ------------------------------------------
Total assets                                                              $829,663,073          $114,532,571
                                                                  ==========================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                            $        453  $                  -
                                                                  ------------------------------------------
                                                                                   453                     -
Contract owners' equity:
 Deferred annuity contracts terminable by owners                           829,662,620           114,532,571
                                                                  ------------------------------------------
Total liabilities and contract owners' equity                             $829,663,073          $114,532,571
                                                                  ==========================================



See accompanying notes.


                                                                         Equity
                                                        High Income      Income         Growth        Overseas
                                                        Subaccount     Subaccount     Subaccount     Subaccount
                                                        ---------------------------------------------------------
Assets
Cash                                                    $         --   $          1   $         --   $          9
Investments in mutual funds, at current market value:
 Variable Insurance Products Fund:
  Money Market Portfolio                                          --             --             --             --
  High Income Portfolio                                   44,587,218             --             --             --
  Equity Income Portfolio                                         --    202,962,852             --             --
  Growth Portfolio                                                --             --    180,576,780             --
  Overseas Portfolio                                              --             --             --     33,100,396
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                                 --             --             --             --
  Asset Manager Portfolio                                         --             --             --             --
  Asset Manager Growth Portfolio                                  --             --             --             --
  Contrafund Portfolio                                            --             --             --             --
  Index 500 Portfolio                                             --             --             --             --
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                                  --             --             --             --
  Growth & Income Portfolio                                       --             --             --             --
  Balanced Portfolio                                              --             --             --             --
 Fidelity Daily Income Trust                                      --             --             --             --
 Fidelity Capital and Income Fund                                 --             --             --             --
 Fidelity Cash Reserves Portfolio                                 --             --             --             --
                                                        ---------------------------------------------------------
Total investments in mutual funds                         44,587,218    202,962,852    180,576,780     33,100,396
                                                        ---------------------------------------------------------
Total assets                                            $ 44,587,218   $202,962,853   $180,576,780   $ 33,100,405
                                                        =========================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                          $         16   $         --   $         11   $         --
                                                        ---------------------------------------------------------
                                                                  16             --             11             --
Contract owners' equity:
 Deferred annuity contracts terminable by owners          44,587,202    202,962,853    180,576,769     33,100,405
                                                        ---------------------------------------------------------
Total liabilities and contract owners' equity           $ 44,587,218   $202,962,853   $180,576,780   $ 33,100,405
                                                        =========================================================

                                                           Investment        Asset
                                                           Grade Bond       Manager
                                                           Subaccount     Subaccount
                                                           ----------------------------
Assets
Cash                                                       $          7   $         --
Investments in mutual funds, at current market value:
 Variable Insurance Products Fund:
  Money Market Portfolio                                             --             --
  High Income Portfolio                                              --             --
  Equity Income Portfolio                                            --             --
  Growth Portfolio                                                   --             --
  Overseas Portfolio                                                 --             --
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                            23,471,161             --
  Asset Manager Portfolio                                            --     76,432,798
  Asset Manager Growth Portfolio                                     --             --
  Contrafund Portfolio                                               --             --
  Index 500 Portfolio                                                --             --
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                                     --             --
  Growth & Income Portfolio                                          --             --
  Balanced Portfolio                                                 --             --
 Fidelity Daily Income Trust                                         --             --
 Fidelity Capital and Income Fund                                    --             --
 Fidelity Cash Reserves Portfolio                                    --             --
                                                           ----------------------------
Total investments in mutual funds                            23,471,161     76,432,798
                                                           ----------------------------
Total assets                                               $ 23,471,168   $ 76,432,798
                                                           ============================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                             $         --   $          9
                                                           ----------------------------
                                                                     --              9
Contract owners' equity:
 Deferred annuity contracts terminable by owners             23,471,168     76,432,789
                                                           ----------------------------
Total liabilities and contract owners' equity              $ 23,471,168   $ 76,432,798
                                                           ============================

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                           Balance Sheet (continued)




                                                      Asset Manager
                                                         Growth      Contrafund
                                                       Subaccount    Subaccount
                                                      --------------------------
Assets
Cash                                                  $         2   $        18
Investments in mutual funds, at current market value:
 Variable Insurance Products Fund:
  Money Market Portfolio                                       --            --
  High Income Portfolio                                        --            --
  Equity Income Portfolio                                      --            --
  Growth Portfolio                                             --            --
  Overseas Portfolio                                           --            --
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                              --            --
  Asset Manager Portfolio                               9,128,936            --
  Asset Manager Growth Portfolio                               --    52,214,646
  Contrafund Portfolio                                         --            --
  Index 500 Portfolio                                          --            --
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                               --            --
  Growth & Income Portfolio                                    --            --
  Balanced Portfolio                                           --            --
 Fidelity Daily Income Trust                                   --            --
 Fidelity Capital and Income Fund                              --            --
 Fidelity Cash Reserves                                        --            --
                                                      --------------------------
Total investments in mutual funds                       9,128,936    52,214,646
                                                      --------------------------
Total assets                                          $ 9,128,938   $52,214,664
                                                      ==========================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                        $        --   $        --
                                                      --------------------------
                                                               --            --
Contract owners' equity:
 Deferred annuity contracts terminable by owners        9,128,938    52,214,664
                                                      --------------------------
Total liabilities and contract owners' equity         $ 9,128,938   $52,214,664
                                                      ==========================



See accompanying notes.


                                                                        Growth       Growth &                 Fidelity Daily
                                                        Index 500   Opportunities     Income       Balanced    Income Trust
                                                        Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                                        ---------------------------------------------------------------------
Assets
Cash                                                    $        --   $        --   $        --   $        --   $        --
Investments in mutual funds, at current market value:
 Variable Insurance Products Fund:
  Money Market Portfolio                                         --            --            --            --            --
  High Income Portfolio                                          --            --            --            --            --
  Equity Income Portfolio                                        --            --            --            --            --
  Growth Portfolio                                               --            --            --            --            --
  Overseas Portfolio                                             --            --            --            --            --
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                                --            --            --            --            --
  Asset Manager Portfolio                                        --            --            --            --            --
  Asset Manager Growth Portfolio                                 --            --            --            --            --
  Contrafund Portfolio                                           --            --            --            --            --
  Index 500 Portfolio                                    61,684,597            --            --            --            --
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                                 --     9,368,676            --            --            --
  Growth & Income Portfolio                                      --            --    19,036,309            --            --
  Balanced Portfolio                                             --            --            --     2,048,112            --
 Fidelity Daily Income Trust                                     --            --            --            --       293,564
 Fidelity Capital and Income Fund                                --            --            --            --            --
 Fidelity Cash Reserves                                          --            --            --            --            --
                                                        ---------------------------------------------------------------------
Total investments in mutual funds                        61,684,597     9,368,676    19,036,309     2,048,112       293,564
                                                        ---------------------------------------------------------------------
Total assets                                            $61,684,597   $ 9,368,676   $19,036,309   $ 2,048,112   $   293,564
                                                        =====================================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                          $         6   $         5   $         4   $        --   $       245
                                                        ---------------------------------------------------------------------
                                                                  6             5             4            --           245
Contract owners' equity:
 Deferred annuity contracts terminable by owners         61,684,591     9,368,671    19,036,305     2,048,112       293,319
                                                        ---------------------------------------------------------------------
Total liabilities and contract owners' equity           $61,684,597   $ 9,368,676   $19,036,309   $ 2,048,112   $   293,564
                                                        =====================================================================

                                                           Fidelity     Fidelity
                                                          Capital and    Cash
                                                          Income Fund   Reserves
                                                          Subaccount    Subaccount
                                                        ---------------------------
Assets
Cash                                                      $        --   $        --
Investments in mutual funds, at current market value:
 Variable Insurance Products Fund:
  Money Market Portfolio                                           --            --
  High Income Portfolio                                            --            --
  Equity Income Portfolio                                          --            --
  Growth Portfolio                                                 --            --
  Overseas Portfolio                                               --            --
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                                  --            --
  Asset Manager Portfolio                                          --            --
  Asset Manager Growth Portfolio                                   --            --
  Contrafund Portfolio                                             --            --
  Index 500 Portfolio                                              --            --
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                                   --            --
  Growth & Income Portfolio                                        --            --
  Balanced Portfolio                                               --            --
 Fidelity Daily Income Trust                                       --            --
 Fidelity Capital and Income Fund                             140,520            --
 Fidelity Cash Reserves                                            --        83,900
                                                        ---------------------------
Total investments in mutual funds                             140,520        83,900
                                                        ---------------------------
Total assets                                              $   140,520   $    83,900
                                                        ===========================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                            $        65   $        92
                                                        ---------------------------
                                                                   65            92
Contract owners' equity:
 Deferred annuity contracts terminable by owners              140,455        83,808
                                                        ---------------------------
Total liabilities and contract owners' equity             $   140,520   $    83,900
                                                        ===========================

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                            Statement of Operations

                          Year ended December 31, 1998


                                                                                          Money
                                                                                          Market
                                                                          Total         Subaccount
                                                                     -------------------------------
Net investment income (loss)
Income:
  Dividends                                                          $   70,245,053   $    6,423,449
 Expenses:
  Administrative fee                                                        243,074           38,024
  Mortality and expense risk charge                                       6,615,000          962,500
                                                                     -------------------------------
Net investment income (loss)                                             63,386,979        5,422,925

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                 1,001,501,848      310,549,009
  Cost of investments sold                                              950,184,055      310,549,009
                                                                     -------------------------------
 Net realized capital gain (loss) from sales of investments              51,317,793               --

 Net change in unrealized appreciation/depreciation of
  investments:
  Beginning of period                                                    90,346,635               --
  End of period                                                          99,956,944               --
                                                                     -------------------------------
 Net change in unrealized appreciation/depreciation of investments
                                                                          9,610,309               --

Net realized and unrealized capital gain (loss) from investments         60,928,102               --
                                                                     -------------------------------
Increase (decrease) from operations                                  $  124,315,081   $    5,422,925
                                                                     ===============================

See accompanying notes.



                                                                                      Equity
                                                                   High Income        Income          Growth         Overseas
                                                                   Subaccount       Subaccount       Subaccount      Subaccount
                                                                   ----------------------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                        $   7,903,776    $  15,302,387    $  19,417,253   $   2,696,961
 Expenses:
  Administrative fee                                                      13,584           63,811           48,208           9,101
  Mortality and expense risk charge                                      450,627        1,805,076        1,180,572         284,641
                                                                   ----------------------------------------------------------------
Net investment income (loss)                                           7,439,565       13,433,500       18,188,473       2,403,219

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                 92,881,309       77,766,554      106,985,233     107,662,487
  Cost of investments sold                                            99,275,153       55,465,775       90,673,230     109,237,060
                                                                   ----------------------------------------------------------------
 Net realized capital gain (loss) from sales of investments           (6,393,844)      22,300,779       16,312,003      (1,574,573)

 Net change in unrealized appreciation/depreciation of
  investments:
  Beginning of period                                                  1,351,233       52,342,315       17,137,120        (616,949)
  End of period                                                       (1,207,346)      39,156,656       32,381,667       2,463,805
                                                                   ----------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of investments    (2,558,579)     (13,185,659)      15,244,547       3,080,754

Net realized and unrealized capital gain (loss) from investments      (8,952,423)       9,115,120       31,556,550       1,506,181
                                                                   ----------------------------------------------------------------
Increase (decrease) from operations                                $  (1,512,858)   $  22,548,620    $  49,745,023   $   3,909,400
                                                                   ================================================================

                                                                       Investment         Asset
                                                                       Grade Bond        Manager
                                                                       Subaccount       Subaccount
                                                                    ---------------------------------
Net investment income (loss)
Income:
  Dividends                                                            $   1,107,008    $  10,341,905
 Expenses:
  Administrative fee                                                           5,670           27,929
  Mortality and expense risk charge                                          178,247          632,975
                                                                    ---------------------------------
Net investment income (loss)                                                 923,091        9,681,001

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                     36,078,574       23,483,503
  Cost of investments sold                                                34,937,335       20,436,195
                                                                    ---------------------------------
 Net realized capital gain (loss) from sales of investments                1,141,239        3,047,308

 Net change in unrealized appreciation/depreciation of
  investments:
  Beginning of period                                                        793,238       12,360,535
  End of period                                                              329,062       10,030,204
                                                                    ---------------------------------
 Net change in unrealized appreciation/depreciation of investments          (464,176)      (2,330,331)

Net realized and unrealized capital gain (loss) from investments             677,063          716,977
                                                                    ---------------------------------
Increase (decrease) from operations                                    $   1,600,154    $  10,397,978
                                                                    =================================

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                      Statement of Operations (continued)


                                                                        Asset
                                                                       Manager
                                                                        Growth      Contrafund
                                                                      Subaccount    Subaccount
                                                                     -------------------------
Net investment income (loss)
Income:
  Dividends                                                          $ 1,588,367   $ 2,711,726
 Expenses:
  Administrative fee                                                       2,566        11,088
  Mortality and expense risk charge                                       89,503       373,386
                                                                     -------------------------
Net investment income (loss)                                           1,496,298     2,327,252

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                 17,703,702    67,805,956
  Cost of investments sold                                            17,692,214    61,621,381
                                                                     -------------------------
 Net realized capital gain (loss) from sales of investments               11,488     6,184,575

 Net change in unrealized appreciation/depreciation of
  investments:
  Beginning of period                                                    607,443     3,752,020
  End of period                                                          796,634     6,663,617
                                                                     -------------------------
 Net change in unrealized appreciation/depreciation of investments       189,191     2,911,597

Net realized and unrealized capital gain (loss) from investments         200,679     9,096,172
                                                                     -------------------------
Increase (decrease) from operations                                  $ 1,696,977   $11,423,424
                                                                     =========================


See accompanying notes.


                                                                                     Growth        Growth &
                                                                     Index 500    Opportunities     Income          Balanced
                                                                     Subaccount     Subaccount     Subaccount      Subaccount
                                                                     -----------------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                          $  2,151,203   $    421,643   $     47,731    $     99,084
 Expenses:
  Administrative fee                                                       15,055          2,318          4,598             714
  Mortality and expense risk charge                                       469,470         68,776        103,065          16,162
                                                                     -----------------------------------------------------------
Net investment income (loss)                                            1,666,678        350,549        (59,932)         82,208

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                 109,772,631     13,687,157     28,519,218       8,590,142
  Cost of investments sold                                            101,491,330     13,167,909     27,193,910       8,427,180
                                                                     -----------------------------------------------------------
 Net realized capital gain (loss) from sales of investments             8,281,301        519,248      1,325,308         162,962

 Net change in unrealized appreciation/depreciation of
  investments:
  Beginning of period                                                   2,390,084        157,875         50,738          16,023
  End of period                                                         6,193,304      1,013,113      2,078,928          63,206
                                                                     -----------------------------------------------------------
 Net change in unrealized appreciation/depreciation of investments      3,803,220        855,238      2,028,190          47,183

Net realized and unrealized capital gain (loss) from investments       12,084,521      1,374,486      3,353,498         210,145
                                                                     -----------------------------------------------------------
Increase (decrease) from operations                                  $ 13,751,199   $  1,725,035   $  3,293,566    $    292,353
                                                                     ===========================================================
                                                                                          Fidelity       Fidelity
                                                                      Fidelity Daily    Capital and        Cash
                                                                       Income Trust     Income Fund      Reserves
                                                                        Subaccount      Subaccount      Subaccount
                                                                     -----------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                             $     14,773    $     13,569    $      4,218
 Expenses:
  Administrative fee                                                             246              70              92
  Mortality and expense risk charge                                               --              --              --
                                                                     -----------------------------------------------
Net investment income (loss)                                                  14,527          13,499           4,126

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                         16,211              70              92
  Cost of investments sold                                                    16,211              71              92
                                                                     -----------------------------------------------
 Net realized capital gain (loss) from sales of investments                       --              (1)             --

 Net change in unrealized appreciation/depreciation of
  investments:
  Beginning of period                                                             --           4,960              --
  End of period                                                                   --          (5,906)             --
                                                                     -----------------------------------------------
 Net change in unrealized appreciation/depreciation of investments                --         (10,866)             --

Net realized and unrealized capital gain (loss) from investments                  --         (10,867)             --
                                                                     -----------------------------------------------
Increase (decrease) from operations                                     $     14,527    $      2,632    $      4,126
                                                                     ===============================================

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                Statements of Changes in Contract Owners' Equity

            Years ended December 31, 1998 and 1997, except as noted



                                               Total                   Money Market Subaccount          High Income Subaccount
                                   -----------------------------  --------------------------------  ------------------------------
                                        1998            1997             1998           1997              1998           1997
                                   -----------------------------  --------------------------------  ------------------------------
Operations:
  Net investment income (loss)     $  63,386,979   $  48,606,652    $   5,422,925   $   5,376,791    $   7,439,565   $   4,516,001
  Net realized capital gain (loss)    51,317,793      73,971,587               --              --       (6,393,844)      6,136,930
  Net change in unrealized
    appreciation/depreciation
    of investments                     9,610,309      23,379,629               --              --       (2,558,579)     (1,229,453)
                                   -----------------------------  --------------------------------  ------------------------------
Increase (decrease) from operations  124,315,081     145,957,868        5,422,925       5,376,791       (1,512,858)      9,423,478


Contract transactions:
  Net contract purchase payments       4,558,147      11,806,899        1,010,818       2,708,017          428,091         775,021
  Transfer payments from
    (to) other subaccounts
    or general account                  (222,748)         85,262       28,783,991       5,858,356      (13,329,175)       (190,946)
  Contract terminations,
    with-drawals, and other
    deductions                      (135,960,409)   (104,275,539)     (30,095,485)    (29,875,279)      (8,103,508)     (4,360,469)
                                   -----------------------------  --------------------------------  ------------------------------
Increase (decrease)
  from contract
  transactions                      (131,625,010)    (92,383,378)        (300,676)    (21,308,906)     (21,004,592)     (3,776,394)
                                   -----------------------------  --------------------------------  ------------------------------

Net increase (decrease)
  in contract owners' equity          (7,309,929)     53,574,490        5,122,249     (15,932,115)     (22,517,450)      5,647,084


Contract owners' equity:
Beginning of period                  836,972,549     783,398,059      109,410,322     125,342,437       67,104,652      61,457,568
                                   -----------------------------  --------------------------------  ------------------------------
End of period                      $ 829,662,620   $ 836,972,549    $ 114,532,571   $ 109,410,322    $  44,587,202   $  67,104,652
                                   =============================  ================================  ==============================

(1)  Commencement of operations, May 1, 1997.

See accompanying notes.




                                          Equity Income Subaccount             Growth Subaccount
                                      ------------------------------  ----------------------------------
                                           1998            1997              1998             1997
                                      ------------------------------  ----------------------------------
Operations:
  Net investment income (loss)        $  13,433,500   $  20,394,268    $  18,188,473    $   4,094,344
  Net realized capital gain (loss)       22,300,779      22,886,462       16,312,003       15,956,754
  Net change in unrealized
    appreciation/depreciation
    of investments                      (13,185,659)     12,780,273       15,244,547        9,650,586
                                      ------------------------------  ----------------------------------
Increase (decrease) from operations      22,548,620      56,061,003       49,745,023       29,701,684


Contract transactions:
  Net contract purchase payments            912,352       1,830,003          513,014        1,190,589
  Transfer payments from
    (to) other subaccounts
    or general account                  (30,691,127)    (14,244,814)       4,734,341      (19,592,463)
  Contract terminations,
    with-drawals, and other
    deductions                          (33,719,191)    (27,682,225)     (17,094,869)     (13,900,101)
                                      ------------------------------  ----------------------------------
Increase (decrease)
  from contract
  transactions                          (63,497,966)    (40,097,036)     (11,847,514)     (32,301,975)
                                      ------------------------------  ----------------------------------

Net increase (decrease)
  in contract owners' equity            (40,949,346)     15,963,967       37,897,509       (2,600,291)


Contract owners' equity:
Beginning of period                     243,912,199     227,948,232      142,679,260      145,279,551
                                      ------------------------------  ----------------------------------
End of period                         $ 202,962,853   $ 243,912,199    $ 180,576,769    $ 142,679,260
                                      ==============================  ==================================

                                                                                     Investment Grade
                                                Overseas Subaccount                  Bond Subaccount
                                      ----------------------------------  --------------------------------
                                               1998             1997              1998            1997
                                      ----------------------------------  --------------------------------
Operations:
  Net investment income (loss)           $   2,403,219    $   2,797,171    $     923,091    $     758,440
  Net realized capital gain (loss)          (1,574,573)       4,909,981        1,141,239          (29,342)
  Net change in unrealized
    appreciation/depreciation
    of investments                           3,080,754       (2,727,821)        (464,176)         559,505
                                      ----------------------------------  --------------------------------
Increase (decrease) from operations          3,909,400        4,979,331        1,600,154        1,288,603


Contract transactions:
  Net contract purchase payments                85,443          394,643           28,192          100,125
  Transfer payments from
    (to) other subaccounts
    or general account                        (605,656)      (5,584,328)       6,691,497        3,419,943
  Contract terminations,
    with-drawals, and other
    deductions                              (3,089,541)      (3,294,011)      (4,922,209)      (1,275,904)
                                      ----------------------------------  --------------------------------
Increase (decrease)
  from contract
  transactions                              (3,609,754)      (8,483,696)       1,797,480        2,244,164
                                      ----------------------------------  --------------------------------

Net increase (decrease)
  in contract owners' equity                   299,646       (3,504,365)       3,397,634        3,532,767


Contract owners' equity:
Beginning of period                         32,800,759       36,305,124       20,073,534       16,540,767
                                      ----------------------------------  --------------------------------
End of period                            $  33,100,405    $  32,800,759    $  23,471,168    $  20,073,534
                                      ==================================  ================================

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

          Statements of Changes in Contract Owners' Equity (continued)



                                        Asset Manager Subaccount          Asset Manager Growth          Contrafund Subaccount
                                    ------------------------------ ------------------------------- ------------------------------
                                          1998            1997            1998            1997            1998           1997
                                    ------------------------------ ------------------------------- ------------------------------
Operations:
  Net investment income (loss)      $  9,681,001    $  8,692,101    $  1,496,298    $    (97,203)   $  2,327,252    $  1,124,837
  Net realized capital gain (loss)     3,047,308       2,334,468          11,488       2,389,514       6,184,575       9,372,699
  Net change in unrealized
    appreciation/depreciation
    of investments                    (2,330,331)      3,358,859         189,191         559,775       2,911,597        (741,619)
                                    ------------------------------ ------------------------------- ------------------------------
Increase (decrease) from operations   10,397,978      14,385,428       1,696,977       2,852,086      11,423,424       9,755,917

Contract transactions:
  Net contract purchase payments         307,454         852,040         108,948         893,953         317,412       1,331,010
  Transfer payments from (to)
    other subaccounts or
    general account                   (5,374,403)     (3,206,963)     (7,001,916)      4,720,169      (2,822,321)     (3,483,116)
  Contract terminations, with-
  drawals, and other deductions      (10,911,298)     (7,174,124)     (2,735,976)       (763,990)     (7,050,777)     (9,809,751)
                                    ------------------------------ ------------------------------- ------------------------------
Increase (decrease) from contract
  transactions                       (15,978,247)     (9,529,047)     (9,628,944)      4,850,132      (9,555,686)    (11,961,857)
                                    ------------------------------ ------------------------------- ------------------------------
Net increase (decrease) in
  contract owners' equity             (5,580,269)      4,856,381      (7,931,967)      7,702,218       1,867,738      (2,205,940)

Contract owners' equity:
  Beginning of period                 82,013,058      77,156,677      17,060,905       9,358,687      50,346,926      52,552,866
                                    ------------------------------ ------------------------------- ------------------------------
  End of period                     $ 76,432,789    $ 82,013,058    $  9,128,938    $ 17,060,905    $ 52,214,664    $ 50,346,926
                                    ============================== =============================== ==============================


(1)  Commencement of operations, May 1, 1997.


See accompanying notes.

                                                                                 Growth
                                            Index 500 Subaccount          Opportunities Subaccount
                                       ---------------------------- ---------------------------------
                                            1998           1997            1998            1997(1)
                                      ----------------------------- ---------------------------------
Operations:
  Net investment income (loss)        $  1,666,678   $    778,597    $    350,549    $    (21,984)
  Net realized capital gain (loss)       8,281,301      9,240,397         519,248         368,019
  Net change in unrealized
    appreciation/depreciation
    of investments                       3,803,220        935,584         855,238         157,875
                                      ----------------------------- ---------------------------------
Increase (decrease) from operations     13,751,199     10,954,578       1,725,035         503,910

Contract transactions:
  Net contract purchase payments           552,120      1,240,820          77,700         164,096
  Transfer payments from (to)
    other subaccounts or
    general account                      4,844,053     18,679,498       3,310,955       5,501,416
  Contract terminations, with-
  drawals, and other deductions        (13,731,771)    (5,455,157)     (1,441,270)       (473,171)
                                      ----------------------------- ---------------------------------
Increase (decrease) from contract
  transactions                          (8,335,598)    14,465,161       1,947,385       5,192,341
                                      ----------------------------- ---------------------------------
Net increase (decrease) in
  contract owners' equity                5,415,601     25,419,739       3,672,420       5,696,251

Contract owners' equity:
  Beginning of period                   56,268,909     30,849,251       5,696,251              --
                                      ----------------------------- ---------------------------------
  End of period                       $ 61,684,591   $ 56,268,990    $  9,368,671    $  5,696,251
                                     ============================== =================================

                                                Growth & Income
                                                   Subaccount                   Balanced Subaccount
                                      --------------------------------- ------------------------------
                                               1998            1997(1)         1998            1997(1)
                                      --------------------------------- ------------------------------
Operations:
  Net investment income (loss)           $    (59,932)   $    167,056    $     82,208    $     (4,311)
  Net realized capital gain (loss)          1,325,308         345,112         162,962          57,775
  Net change in unrealized
    appreciation/depreciation
    of investments                          2,028,190          50,738          47,183          16,023
                                      --------------------------------- ------------------------------
Increase (decrease) from operations         3,293,566         562,906         292,353          69,487

Contract transactions:
  Net contract purchase payments              196,602         299,439          20,000          27,142
  Transfer payments from (to)
    other subaccounts or
    general account                        10,536,974       7,067,726         699,990       1,204,834
  Contract terminations, with-
  drawals, and other deductions            (2,788,921)       (131,987)       (259,649)         (6,045)
                                      --------------------------------- ------------------------------
Increase (decrease) from contract
  transactions                              7,944,655       7,235,178         460,341       1,225,931
                                      --------------------------------- ------------------------------
Net increase (decrease) in
  contract owners' equity                  11,238,221       7,798,084         752,694       1,295,418

Contract owners' equity:
  Beginning of period                       7,798,084              --       1,295,418              --
                                      --------------------------------- ------------------------------
  End of period                          $ 19,036,305    $  7,798,084    $  2,048,112    $  1,295,418
                                      ================================= ==============================

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

          Statements of Changes in Contract Owners' Equity (continued)



                                            Fidelity Daily Income        Fidelity Capital and           Fidelity Cash
                                              Trust Subaccount          Income Fund Subaccount        Reserves Subaccount
                                        -------------------------- ------------------------------ --------------------------
                                            1998          1997           1998           1997           1998         1997
                                        -------------------------- ------------------------------ --------------------------
Operations:
  Net investment income (loss)          $  14,527      $  15,393      $  13,499      $  11,214      $   4,126     $   3,937
  Net realized capital gain (loss)             --             --             (1)         2,818             --            --
  Net change in unrealized
  appreciation/depreciation
  of investments                               --             --        (10,866)         9,304             --            --
                                        -------------------------- ------------------------------ --------------------------
Increase (decrease) from operations        14,527         15,393          2,632         23,336          4,126         3,937

Contract transactions:
  Net contract purchase payments               --             --              1              1             --            --
  Transfer payments from (to)
    other subaccounts or
    general account                            27        (64,076)            13              7              9            19
  Contract terminations, with-
    drawals, and other deductions         (15,944)       (29,585)            --        (43,740)            --            --
                                        -------------------------- ------------------------------ --------------------------
Increase (decrease) from
 contract transactions                    (15,917)       (93,661)            14        (43,732)             9            19
                                        -------------------------- ------------------------------ --------------------------
Net increase (decrease) in
 contract owners' equity                   (1,390)       (78,268)         2,646        (20,396)         4,135         3,956


Contract owners' equity:
  Beginning of period                     294,709        372,977        137,809        158,205         79,673        75,717
                                        -------------------------- ------------------------------ --------------------------
  End of period                         $ 293,319      $ 294,709      $ 140,455      $ 137,809      $  83,808     $  79,673
                                        ========================== ============================== ==========================



(1)  Commencement of operations, May 1, 1997.



See accompanying notes.

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                         Notes to Financial Statements

                               December 31, 1998


1. Organization and Summary of Significant Accounting Policies

Organization

The Fidelity Variable Annuity Account (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of sixteen investment subaccounts, thirteen of which are invested in specified portfolios of Variable Insurance Products Fund I, II, and III and the remaining three invested in the Fidelity Daily Income Trust, the Fidelity Capital and Income Fund, and the Fidelity Cash Reserves Portfolio. Activity in these sixteen investment subaccounts is available to contract owners of Fidelity Income Plus. Prior to September 25, 1981, the Fidelity Daily Income Trust, the Fidelity Capital and Income Fund, and the Fidelity Cash Reserves Portfolio were available for investment by contract owners of the Fidelity Income Plus. Contracts funded by these subaccounts are no longer offered, and no additional assets of the Mutual Fund Account will be invested in shares of these funds.

The Growth Opportunities, Growth & Income and Balanced Subaccounts commenced operations on May 1, 1997.

Investments

Net purchase payments received by the Mutual Fund Account for Fidelity Income Plus are invested in the portfolios of the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively, the "Series Fund"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1998.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                   Notes to Financial Statements (continued)



2. Investments

A summary of the mutual fund investment at December 31, 1998 follows:

                                             Number of       Net Asset Value      Market
                                            Shares Held        Per Share          Value         Cost
                                          ---------------------------------------------------------------
Variable Insurance Products Fund:
  Money Market Portfolio                 114,532,317.830   $      1.00       $114,532,318   $114,532,318
  High Income Portfolio                    3,867,061.446         11.53         44,587,218     45,794,564
  Equity Income Portfolio                  7,984,376.549         25.42        202,962,852    163,806,196
  Growth Portfolio                         4,024,443.494         44.87        180,576,780    148,195,113
  Overseas Portfolio                       1,650,892.583         20.05         33,100,396     30,636,591
Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio          1,811,046.367         12.96         23,471,161     23,142,099
  Asset Manager Portfolio                  4,208,854.502         18.16         76,432,798     66,402,594
  Asset Manager Growth Portfolio             536,050.259         17.03          9,128,936      8,332,302
  Contrafund Portfolio                     2,136,442.139         24.44         52,214,646     45,551,029
  Index 500 Portfolio                        436,705.114        141.25         61,684,597     55,491,293
Variable Insurance Products Fund III:
  Growth Opportunities Portfolio             409,470.086         22.88          9,368,676      8,355,563
  Growth & Income Portfolio                1,178,718.828         16.15         19,036,309     16,957,381
  Balanced Portfolio                         127,132.942         16.11          2,048,112      1,984,906
Fidelity Daily Income Trust                  293,563.512          1.00            293,564        293,564
Fidelity Capital and Income Fund              15,142.196          9.28            140,520        146,426
Fidelity Cash Reserves                        83,899.680          1.00             83,900         83,900
                                                                            -----------------------------
                                                                             $829,662,783   $729,705,839
                                                                            =============================


The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                       Period ended December 31
                                                   1998                         1997
                                     ---------------------------- --------------------------------
                                         Purchases        Sales        Purchases       Sales
                                     ---------------------------- --------------------------------
Variable Insurance Products Fund:
  Money Market Portfolio               $315,671,845   $310,549,009   $266,120,253   $282,028,442
  High Income Portfolio                  79,316,285     92,881,309    110,016,938    109,277,373
  Equity Income Portfolio                27,702,062     77,766,554     56,981,867     76,684,279
  Growth Portfolio                      113,326,205    106,985,233     92,562,507    120,769,794
  Overseas Portfolio                    106,455,945    107,662,487     93,973,249     99,659,637
Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio        38,799,140     36,078,574     12,208,000      9,205,345
  Asset Manager Portfolio                17,186,279     23,483,503     24,115,151     24,952,146
  Asset Manager Growth Portfolio          9,571,044     17,703,702     24,474,997     19,722,181
  Contrafund Portfolio                   60,577,460     67,805,956     44,076,789     54,914,191
  Index 500 Portfolio                   103,103,712    109,772,631    103,187,512     87,943,806


                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                   Notes to Financial Statements (continued)



2. Investments (continued)

                                                             Period ended December 31
                                                      1998                              1997
                                       --------------------------------- ---------------------------------
                                           Purchases          Sales           Purchases        Sales
                                       --------------------------------- ---------------------------------
Variable Insurance Products Fund III:
  Growth Opportunities Portfolio        $   15,985,096   $   13,687,157   $   15,128,082   $    9,957,725
  Growth & Income Portfolio                 36,403,946       28,519,218       19,513,038       12,110,805
  Balanced Portfolio                         9,132,692        8,590,142        3,565,747        2,344,128
Fidelity Daily Income Trust                     14,803           16,211           16,622           94,063
Fidelity Capital and Income Fund                13,582               70           11,361           43,845
Fidelity Cash Reserves                           4,227               92            4,252               92
                                       --------------------------------- ---------------------------------
                                        $  933,264,323   $1,001,501,848   $  865,956,365   $  909,707,852
                                       ================================= =================================


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1998 are as follows:

                                      Accumulation     Accumulation      Total Contract
                 Subaccount           Units Owned       Unit Value           Value
 -----------------------------------------------------------------------------------------------------

Money Market                         43,337,060.933      2.642832        $114,532,571
High Income                          12,247,818.239      3.640420          44,587,202
Equity Income                        43,094,581.632      4.709707         202,962,853
Growth                               28,101,887.125      6.425788         180,576,769
Overseas                             13,624,240.201      2.429523          33,100,405
Investment Grade Bond                11,759,114.123      1.995998          23,471,168
Asset Manager                        26,983,405.294      2.832585          76,432,789
Asset Manager Growth                  5,249,723.064      1.738937           9,128,938
Contrafund                           26,840,603.665      1.945361          52,214,664
Index 500                            27,546,396.903      2.239298          61,684,591
Growth Opportunities                  6,147,873.836      1.523888           9,368,671
Growth & Income                      11,928,129.677      1.595917          19,036,305
Balanced                              1,525,895.592      1.342236           2,048,112
Fidelity Daily Income Trust              81,396.693      3.603569             293,319
Fidelity Capital and Income Fund         15,972.996      8.793255             140,455
Fidelity Cash Reserves                   23,111.706      3.626195              83,808
                                                                        --------------
                                                                         $829,662,620
                                                                        ==============


                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

At December 31, 1998, contract owners' equity was comprised of:

                                                        Money             High          Equity
                                                        Market           Income         Income          Growth        Overseas
                                          Total       Subaccount       Subaccount     Subaccount      Subaccount     Subaccount
                                ---------------------------------------------------------------------------------------------------
Unit transactions, accumulated
 net investment income and
 realized capital gains                 $729,705,676   $114,532,571   $ 45,794,548    $163,806,197   $148,195,102   $ 30,636,600
Adjustment for appreciation
 (depreciation) to market value           99,956,944             --     (1,207,346)     39,156,656     32,381,667      2,463,805
                                ---------------------------------------------------------------------------------------------------
Total contract owners' equity           $829,662,620   $114,532,571   $ 44,587,202    $202,962,853   $180,576,769   $ 33,100,405
                                ===================================================================================================

                                                                       Asset
                                      Investment       Asset          Manager                                      Growth
                                      Grade Bond       Manager         Growth      Contrafund      Index 500    Opportunities
                                      Subaccount     Subaccount      Subaccount    Subaccount      Subaccount     Subaccount
                                ------------------------------------------------------------------------------------------------
Unit transactions, accumulated
 net investment income and
 realized capital gains               $23,142,106    $66,402,585    $ 8,332,304    $45,551,047    $55,491,287    $ 8,355,558
Adjustment for appreciation
 (depreciation) to market value           329,062     10,030,204        796,634      6,663,617      6,193,304      1,013,113
                                ------------------------------------------------------------------------------------------------
Total contract owners' equity         $23,471,168    $76,432,789    $ 9,128,938    $52,214,664    $61,684,591    $ 9,368,671
                                ================================================================================================

                                           Growth &                          Fidelity Daily   Fidelity Capital  Fidelity Cash
                                              Income          Balanced        Income Trust     and Income Fund     Reserves
                                            Subaccount       Subaccount        Subaccount        Subaccount       Subaccount
                                     ---------------------------------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized
 capital gains                              $16,957,377      $ 1,984,906      $   293,319      $   146,361       $    83,808
Adjustment for appreciation
 (depreciation) to market value               2,078,928           63,206               --           (5,906)               --
                                     ---------------------------------------------------------------------------------------------
Total contract owners' equity               $19,036,305      $ 2,048,112      $   293,319      $   140,455       $    83,808
                                     =============================================================================================


                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                              Money            High         Equity                                     Investment
                                             Market          Income         Income         Growth        Overseas      Grade Bond
                                            Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                         ------------------------------------------------------------------------------------------
Units outstanding at January 1, 1997        51,936,943     18,704,131     68,119,424     38,326,955     18,498,493      9,681,785
Units purchased                              1,099,198        222,731        485,233        287,154        183,589         57,316
Units redeemed and transferred              (9,716,626)    (1,431,532)   (11,252,362)    (7,887,201)    (3,580,492)     1,120,498
                                         ------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997      43,319,515     17,495,330     57,352,295     30,726,908     15,101,590     10,859,599
Units purchased                                438,238        114,684        219,505        103,271         42,283         14,771
Units redeemed and transferred                (420,692)    (5,362,196)   (14,477,218)    (2,728,292)    (1,519,633)       884,744
                                         ------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998      43,337,061     12,247,818     43,094,582     28,101,887     13,624,240     11,759,114
                                         ==========================================================================================

                                                              Asset
                                                Asset        Manager                                      Growth        Growth &
                                               Manager        Growth       Contrafund      Index 500    Opportunities    Income
                                             Subaccount     Subaccount     Subaccount     Subaccount     Subaccount    Subaccount
                                         ------------------------------------------------------------------------------------------
Units outstanding at January 1, 1997         37,212,616      7,788,605     42,901,139     23,088,441             --            --
Units purchased                                 376,670        673,816      1,014,090        812,591        142,747       257,468
Units redeemed and transferred               (4,542,570)     2,981,046    (10,542,836)     8,088,979      4,478,362     6,024,420
                                         ------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997       33,046,716     11,443,467     33,372,393     31,990,011      4,621,109     6,281,888
Units purchased                                 126,715         68,639        188,835        281,202         58,750       144,065
Units redeemed and transferred               (6,190,026)    (6,262,383)    (6,720,624)    (4,724,816)     1,468,015     5,502,177
                                         ------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998       26,983,405      5,249,723     26,840,604     27,546,397      6,147,874    11,928,130
                                         ==========================================================================================


                                                             Fidelity Daily     Fidelity Capital    Fidelity Cash
                                             Balanced         Income Trust      and Income Fund        Reserves
                                            Subaccount         Subaccount          Subaccount         Subaccount
                                      -----------------------------------------------------------------------------
Units outstanding at January 1, 1997                --           114,662             21,049             23,164
Units purchased                                 25,011                --                 --                 --
Units redeemed and transferred               1,101,346           (28,601)            (5,068)               (27)
                                      -----------------------------------------------------------------------------
Units outstanding at December 31, 1997       1,126,357            86,061             15,981             23,137
Units purchased                                 15,807                --                 --                 --
Units redeemed and transferred                 383,732            (4,664)                (8)               (25)
                                      -----------------------------------------------------------------------------
Units outstanding at December 31, 1998       1,525,896            81,397             15,973             23,112
                                      =============================================================================


                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                   Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PFL Life's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge is 0.80%.

Administrative charges include an annual policy fee of $35 per contract. The annual policy fee is deducted proportionately from the subaccounts accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.


6. Year 2000 (Unaudited)

The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

PFL Life has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects PFL Life's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom PFL Life has critical relationships.

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                   Notes to Financial Statements (continued)



6. Year 2000 (Unaudited) (continued)

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. PFL Life has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. PFL Life continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

PFL Life's Year 2000 issues are more complex because a number of its systems interface with other systems not under PFL Life's control. PFL Life's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. PFL Life utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for PFL Life's investment holdings and transactions. These services are critical to a financial services company such as PFL Life as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. PFL Life has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. PFL Life anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). PFL Life has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

PFL Life does have some exposure to date sensitive embedded technology such as micro-controllers, but PFL Life views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, PFL Life is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, PFL Life has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond. This undertaking has been substantially completed for all operations.

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                   Notes to Financial Statements (continued)



6. Year 2000 (Unaudited) (continued)

For PFL Life, a reasonably likely worst case scenario might include one or more of PFL Life's significant policyholder systems being non-compliant. Such an event could result in a material disruption of PFL Life's operations. Specifically, a number of PFL Life's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on PFL Life's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, PFL Life is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce PFL Life's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PFL Life's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, PFL Life does not believe that the problems will have a material adverse affect on PFL Life's operations or financial condition.

                                     PART C

                               OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
            ---------------------------------

     a) All required financial statements are included in Part B of this Registration Statement.

     b)     Exhibits:
                 (1) Resolution of the Board of Directors of PFL Life Insurance Company establishing the Fidelity Variable Annuity Account. Note 1.

                 (2)   Not applicable.

                 (3)   (i)   Distribution Agreement between Fidelity
                             Distributiors Corporation (Underwriter) and
                             PFL Life Insurance Company (Depositor). Note 2.

                       (ii)  Specimen selling group agreement.  Note 3.


                 (4)   Form for the Fidelity Variable Annuity Account Contract.
                       Note 6 .

                 (5) Application for the Fidelity Variable Annuity Account Contract. Note 1.

                 (6)   (i)  Articles of Incoproration of PFL Life Insurance
                            Company. Note 6.

                 (7)   Not applicable

                 (8)   (i)  Administrative Service Agreement.  Note 5.

                       (ii) Amendment and Assignment of Administrative Services
                            Agreement.  Note 6.

                      (iii) Second Amendment to Administrative Service
                            Agreement. Note 7.

                      (iv) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributions Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 10.

                       (v) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc.

                      (vi) Participation Agreement between Variable Insurance Products Funds I and II, Fidelity Distributors Corporation and PFL Life Insurance Company, and Addendums thereto. Note 11.

                     (vii) Addendum to Participation Agreement between Variable Insurance Product Funds, Fidelity Distribution Corporation and PFL Life Insurance Company. Note 11.

                     (viii) Addendums to Participation Agreements between
                            Variable Insurance Products Fund, Variable Insurance Products Funds II and Variable Insurance Products Funds III, PFL Life Insurance Company and Fidelity Distributions. Note 12.

                 (9)   (i)  Opinion of counsel as to the legality of the
                            securities being registered. Note 1.

                       (ii) Consent of counsel to use its opinion.  Note 1.

                       (10)(i)  Consent of Independent Auditors.  Note 12.

                       (10)(ii) Opinion and Consent of Actuary. Note 11.

                       (11)     Not applicable.

                       (12)     Not applicable.

                       (13)     Performance Data Calulations. Note 12.

                       (14) Powers of Attorney (P.S. Baird, W.L. Busler, P.E. Falconio, D.C. Kolsrud, R.J. Kontz) (Note
                                8). (Craig D. Vermie) Note 9. (Brenda K.
                                Clancy) Note 10. (Larry N. Norman) Note 12.


             Note 1 Filed with Post-Effective Amendment No. 8 to Form N-4, File No. 2-65365 filed on March 2, 1987.

             Note 2 Incorporated by reference to Exhibit 3(a) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account), and filed herewith.

             Note 3 Incorporated by reference to Exhibit 3(b) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account), and filed herewith.

             Note 4 Filed with Post-Effective Amendment No. 9, Registration No. 2-65365, Exhibit 4 to Form N-4, filed on April 27, 1987.

             Note 5 Filed with Pre-Effective Amendment No. 4 to Form S-6, File No. 2-65365 filed on August 14, 1980.

             Note 6 Filed with Post-Effective Amendment No. 1 to Form N-4, Registration No. 33-37498, filed March 29, 1991.

             Note 7 Filed with Post-Effective Amendment No. 2 to Form N-4, Registration No. 33-37498, filed April 29, 1992.


             Note 8 Filed with Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-37478, filed April 24, 1995.

             Note 9 Filed with Post-Effective Amendment No. 6 to Form N-4, Registration No. 33-37478, filed April 19, 1996.

             Note 10 Filed with Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-37498 on April 29, 1997.

             Note 11 Filed with Post Effective Amendment No. 8 to Form N-4, Registration No. 33-37498 on April 29, 1998.

             Note 12   Filed herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR
            ---------------------------------------

                                           Principal Positions
Name and                                   and Offices with
Business Address                           Depositor
----------------                           ---------


Craig D. Vermie                            Director, Vice President,
1111 North Charles Street                  Secretary and General
Baltimore, MD 21201                        Counsel

William L. Busler                          Director, Chairman of the
4333 Edgewood Road N.E.                    Board and President
Cedar Rapids, IA 52499

Larry N. Norman                            Director and Executive Vice
4333 Edgewood Road N.E.                    President
Cedar Rapids, IA 52499

Robert J. Kontz                            Vice President and Corporate
4333 Edgewood Road N.E.                    Controller
Cedar Rapids, IA 52499

Brenda K. Clancy                          Vice President,
4333 Edgewood Road N.E.                   Treasurer and Chief Financial Officer
Cedar Rapids, IA 52499

Patrick S. Baird                          Director, Senior Vice President
4333 Edgewood Road N.E.                   and Chief Operating
Cedar Rapids, IA 52499                    Officer

Douglas C. Kolsrud                        Director, Senior Vice President,
4333 Edgewood Road N.E.                   Chief Investment Officer
Cedar Rapids, IA 52499                    and Corporate Actuary


ITEM 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
            WITH THE DEPOSITOR OR REGISTRANT
            --------------------------------

                                          Jurisdication of                 Percent of Voting
Name                                        Incorporation                  Securities Owned                     Business
---------------------------------  -------------------------------  -------------------------------  -------------------------------
AEGON N.V.                         Netherlands                      53.63% of Vereniging             Holding company
                                   Corporation                      AEGON Netherlands
                                                                    Membership Association

Groninger Financieringen B.V.      Netherlands                      100% of AEGON N.V.               Holding company
                                   Corporation                      Netherlands Corporation

AEGON Netherland N.V.              Netherlands                      100% of AEGON N.V.               Holding company
                                                                    Corporation                      Netherlands Corporation

AEGON Nevak Holding B.V.           Netherlands                      100% of AEGON N.V.               Holding company
                                                                    Corporation                      Netherlands Corporation

AEGON International N.V.           Netherlands                      100% of AEGON N.V.               Holding company
                                                                    Corporation                      Netherlands Corporation

Voting Trust                       Delaware                                                          Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                 Delaware                         100% of Voting Trust             Holding company
Corporation

Short Hills Management             New Jersey                       100% of AEGON U.S.               Holding company
Company                                                                                              Holding Corporation

CORPA Reinsurance                  New York                         100% of AEGON U.S.               Holding company
Company                                                                                              Holding Corporation

AEGON Management                   Indiana                          100% of AEGON U.S.               Holding company
Company                                                                                              Holding Corporation

RCC North America Inc.             Delaware                         100% of AEGON U.S.               Holding company
                                                                                                     Holding Corporation

AEGON USA, Inc.                    Iowa                             100% AEGON U.S.                  Holding company
                                                                                                     Holding Corporation

AUSA Holding Company               Maryland                         100% AEGON USA, Inc.             Holding company

Monumental General Insurance       Maryland                         100% AUSA Holding Co.            Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.   Kansas                           100% Monumental General          Sale/admin. of travel
Insurance Group, Inc.              insurance

Monumental General                 Maryland                         100% Monumental General          Provides management srvcs.
Administrators, Inc.                                                Insurance Group, Inc.            to unaffiliated third party
                                                                                                     administrator

Executive Management and           Maryland                         100% Monumental General          Provides actuarial consulting
Consultant Services, Inc.                                           Administrators, Inc.             services

Monumental General Mass            Maryland                         100% Monumental General          Marketing arm for sale of
Marketing, Inc.                                                     Insurance Group, Inc.            mass marketed insurance
                                                                                                     coverages

Diversified Investment             Delaware                         100% AUSA Holding Co.            Registered investment advisor
Advisors, Inc.

Diversified Investors Securities   Delaware                         100% Diversified Investment      Broker-Dealer
Corp.                                                                                                Advsiors, Inc.

AEGON USA Securities, Inc.         Iowa                             100% AUSA Holding Co.            Broker-Dealer

Supplemental Ins. Division, Inc.   Tennessee                        100% AUSA Holding Co.            Insurance

Creditor Resources, Inc.           Michigan                         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources             Canada                           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment               Iowa                             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                   Iowa                             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                                       administrative and real
                                                                                                     estate investment services

Quantra Corporation                Delaware                         100% AEGON USA Realty            Real estate and financial
Advisors, Inc.                                                                                       software production and sales

Quantra Software Corporation       Delaware                         100% Quantra Corporation         Manufacture and sell
                                                                                                     mortgage loan and security
                                                                                                     management software

Landauer Realty Advisors, Inc.     Iowa                             100% AEGON USA Realty            Real estate counseling
                                                                                                     Advisors, Inc.

Landauer Associates, Inc.          Delaware                         100% AEGON USA Realty            Real estate counseling
                                                                                                     Advisors, Inc.

Realty Information Systems, Inc.   Iowa                             100% AEGON USA Realty            Information Systems for
                                                                    Advisors, Inc.                   real estate investment
                                                                                                     management

AEGON USA Realty                   Iowa                             100% AEGON USA                   Real estate management
Management, Inc                                                     Realty Advisors, Inc.


USP Real Estate Investment Trust   Iowa                             21.89% First AUSA Life Ins. Co.  Real estate investment trust
                                                                    13.11% PFL Life Ins. Co.
                                                                    4.86% Bankers United Life
                                                                    Assurance Co.





RCC Properties Limited             Iowa                             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                                         Inc. is General Partner and 5%
                                                                    owner.

AUSA Financial Markets, Inc.       Iowa                             100% AUSA Holding Co.            Marketing

Endeavor Investment Advisors       California                       49.9% AUSA Financial             General Partnership
                                                                    Markets, Inc.

Universal Benefits Corporation     Iowa                             100% AUSA Holding Co.            Third party administrator

Investors Warranty of              Iowa                             100% AUSA Holding Co.            Provider of automobile
America, Inc.                                                                                        extended maintenance
                                                                                                     contracts

Massachusetts Fidelity Trust Co.   Iowa                             100% AUSA Holding Co.            Trust company

Money Services, Inc.               Delaware                         100% AUSA Holding Co.            Provides financial counseling
                                                                                                     for employees and agents of
                                                                                                     affiliated companies

Zahorik Company, Inc.              California                       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                          Alabama                          100% Zahorik Company, Inc.       Insurance agency

AEGON Asset Management             Delaware                         100% AUSA Holding Co.            Registered investment advisor
Services, Inc.

Intersecurities, Inc.              Delaware                         100% AUSA Holding Co.            Broker-Dealer

ISI Insurance Agency, Inc.         California                       100% Western Reserve Life        Insurance agency
                                                                    Assurance Co. of Ohio
ISI Insurance Agency               Ohio                             100% ISI Insurance Agency, Inc.  Insurance agency
of Ohio, Inc.

ISI Insurance Agency               Texas                            100% ISI Insurance Agency, Inc.  Insurance agency
of Texas, Inc.

ISI Insurance Agency               Massachusetts                    100% ISI Insurance Agency Inc.   Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial       Michigan                         100% Intersecurities, Inc.       Holding co./management
Group, Inc.                                                                                          services

Mariner Financial Services, Inc.   Michigan                         100% Associated Mariner          Broker/Dealer
                                                                    Financial Group, Inc.

Mariner Planning Corporation       Michigan                         100% Mariner Financial           Financial planning
                                                                    Services, Inc.

Associated Mariner Agency, Inc.    Michigan                         100% Associated Mariner          Insurance agency
                                                                    Financial Group, Inc.

Associated Mariner Agency          Hawaii                           100% Associated Mariner          Insurance agency
of Hawaii, Inc.                                                     Agency, Inc.

Associated Mariner Ins. Agency     Massachusetts                    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                                              Agency, Inc.

Associated Mariner Agency          Ohio                             100% Associated Mariner          Insurance agency
Ohio, Inc.                                                          Agency, Inc.

Associated Mariner Agency          Texas                            100% Associated Mariner          Insurance agency
Texas, Inc.                                                         Agency, Inc.

Associated Mariner Agency          New Mexico                       100% Associated Mariner          Insurance agency
New Mexico, Inc.                                                    Agency, Inc.

Mariner Mortgage Corp.             Michigan                         100% Associated Mariner          Mortgage origination
                                                                    Financial Group, Inc.

Idex Investor Services, Inc.       Florida                          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.              Delaware                         50% AUSA Holding Co.             Investment advisor
                                                                    50% Janus Capital Corp.

IDEX II Series Fund                Massachusetts                    Various                          Mutual fund

IDEX Fund                          Massachusetts                    Various                          Mutual fund

IDEX Fund 3                        Massachusetts                    Various                          Mutual fund

First AUSA Life Insurance          Maryland                         100% AEGON USA, Inc.             Insurance holding company
Company

AUSA Life Insurance                New York                         100% First AUSA Life             Insurance
Company, Inc.                                                       Insurance Company

Life Investors Insurance           Iowa                             100% First AUSA Life Ins. Co.    Insurance
Company of America

Life Investors                     Delaware                         100% LIICA                       Purchase, own, and
Alliance, LLC                                                                                        hold the equity
                                                                                                     interest of other
                                                                                                     entities

Bankers United Life                Iowa                             100% Life Investors Ins.         Insurance
Assurance Company                                                   Company of America

Life Investors Agency              Iowa                             100% Life Investors Ins.         Marketing
Group, Inc.                                                         Company of America

PFL Life Insurance Company         Iowa                             100% First AUSA Life Ins. Co.    Insurance

AEGON Financial Services           Minnesota                        100% PFL Life Insurance Co.      Marketing
Group, Inc.

AEGON Assignment Corporation       Kentucky                         100% AEGON Financial             Administrator of structured
of Kentucky                                                         Services Group, Inc.             settlements

AEGON Assignment                   Illinois                         100% AEGON Financial             Administrator of structured
Corporation                                                         Services Group, Inc.             settlements

Southwest Equity Life Ins. Co.     Arizona                          100% of Common Voting Stock      Insurance
                                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.   Arizona                          100% of Common Voting Stock      Insurance
                                                                    First AUSA Life Ins. Co.

Western Reserve Life Assurance     Ohio                             100% First AUSA Life Ins. Co.    Insurance
Co. of Ohio

WRL Series Fund, Inc.              Maryland                         Various                          Mutual fund

WRL Investment Services, Inc.      Florida                          100% Western Reserve Life        Provides administration for
                                                                    Assurance Co. of Ohio            affiliated mutual fund

WRL Investment                     Florida                          100% Western Reserve Life        Registered investment advisor
Management, Inc.                                                    Assurance Co. of Ohio

AEGON Equity                       Florida                          100% Western Reserve Life        Insurance Agency
Group, Inc.                                                         Assurance Co. of Ohio

Monumental Life Insurance Co.      Maryland                         100% First AUSA Life Ins. Co.    Insurance

AEGON Special Markets              Maryland                         100% Monumental Life Ins. Co.    Marketing
Group, Inc.

Monumental General Casualty Co.    Maryland                         100% First AUSA Life Ins. Co.    Insurance

United Financial Services, Inc.    Maryland                         100% First AUSA Life Ins. Co.    General agency

Bankers Financial Life Ins. Co.    Arizona                          100% First AUSA Life Ins. Co.    Insurance

The Whitestone Corporation         Maryland                         100% First AUSA Life Ins. Co.    Insurance agency

Cadet Holding Corp.                Iowa                             100% First AUSA Life             Holding company
                                                                    Insurance Company

Commonwealth General               Delaware                         100% AEGON USA                   Holding company
Corporation ("CGC")

PB Series Trust                    Massachusetts                    N/A                              Mutual fund

Monumental Agency Group, Inc.      Kentucky                         100%  CGC                        Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                Delaware                         100% CGC                         TPA for Peoples Security Life
                                                                                                     Insurance Company

Durco Agency, Inc.                 Virginia                         100% Benefit Plans, Inc.         General agent

Commonwealth General.              Kentucky                         100% CGC                         Administrator of structured
Assignment Corporation                                                                               settlements




AFSG  Securities Corporation       Pennsylvania                     100% CGC                         Broker-Dealer

PB Investment Advisors, Inc.       Delaware                         100% CGC                         Registered investment advisor

Diversified Financial Products     Delaware                         100% CGC                         Provider of investment,
 Inc.                                                                                                marketing and admin.
                                                                                                     services to ins. cos.

AEGON USA Real Estate              Delaware                         100% Diversified Financial       Real estate and mortgage
Services, Inc.                                                      Products Inc.                    holding company

Capital Real Estate                Delaware                         100% CGC                         Furniture and equiment lessor
Development Corporation

Capital General Development        Delaware                         100% CGC                         Holding company
Corporation













Ammest Realty Corporation          Texas                            100% Peoples Security Life       Special purpose subsidiary
                                                                    Insurance Company













JMH Operating Company, Inc.        Mississippi                      100% Peoples Security Life       Real estate holdings
                                                                    Insurance Company




Independence Automobile            Florida                          100% Capital Security            Automobile Club
Association, Inc.                                                   Life Insurance Company

Independence Automobile            Georgia                          100% Capital Security            Automobile Club
Club, Inc.                                                          Life Insurance Company

Capital 200 Block Corporation      Delaware                         100% CGC                         Real estate holdings

Capital Broadway Corporation       Kentucky                         100% CGC                         Real estate holdings

Southlife, Inc.                    Tennessee                        100% CGC                         Investment subsidiary

Ampac Insurance Agency, Inc.       Pennsylvania                     100% CGC                         Provider of management
(EIN 23-1720755)                                                                                     support services

National Home Life Corporation     Pennsylvania                     100% Ampac Insurance             Special-purpose subsidiary
                                                                    Agency, Inc.


Compass Rose Development           Pennsylvania                     100% Ampac Insurance             Special-purpose subsidiary
Corporation                                                         Agency, Inc.

Frazer Association                 Illinois                         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                                   Agency, Inc.

Valley Forge Associates, Inc.      Pennsylvania                     100% Ampac Insurance             Furniture & equipment lessor
                                                                    Agency, Inc.

Veterans Benefits Plans, Inc.      Pennsylvania                     100% Ampac Insurance             Administator of group
                                                                    Agency, Inc.                     insurance programs

Veterans Insurance Services, Inc.  Delaware                         100% Ampac Insurance             Special-purpose subsidiary
                                                                    Agency, Inc.

Financial Planning Services, Inc.  Dist. Columbia                   100% Ampac Insurance             Special-purpose subsidiary
                                                                    Agency, Inc.




Academy Insurance Group, Inc.      Delaware                         100% CGC                         Holding company


Academy Life Insurance Co.         Missouri                         100% Academy Insurance           Insurance company
                                                                    Group, Inc.

Pension Life Insurance             New Jersey                       100% Academy Insurance           Insurance company
Company of America                                                  Group, Inc.

Academy Services, Inc.             Delaware                         100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.      Kansas                           100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.      California                       100% Academy Insurance           General agent
                                                                    Group, Inc.

Ammest Massachusetts               Massachusetts                    100% Academy Insurance           Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.                Pennsylvania                     100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Ampac,  Inc.                       Texas                            100% Academy Insurance           Managing general agent
                                                                    Group, Inc.

Ampac Insurance Agency, Inc.       Pennsylvania                     100% Academy Insurance           Special-purpose subsidiary
(EIN 23-2364438)                                                    Group, Inc.

Data/Mark Services, Inc.           Delaware                         100% Academy Insurance           Provider of mgmt. services
                                                                    Group, Inc.

Force Financial Group, Inc.        Delaware                         100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.     Massachusetts                    100% Force Fin. Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.          Pennsylvania                     100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.              Georgia                          100% Academy Insurance           Automobile club
                                                                    Group, Inc.

NCOAA Management Company           Texas                            100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Unicom Administrative              Pennsylvania                     100% Academy Insurance           Provider of admin. services
Services, Inc.                                                      Group, Inc.

Unicom Administrative              Germany                          100% Unicom Administrative       Provider of admin. servcies
Services, GmbH                                                      Services, Inc.




Providian Fire Insurance Co.       Kentucky                         100% Providian Property          Insurance company
                                                                    and Casualty Insurance Co.

Capital Liberty, L.P.              Delaware                         79.2% Commonwealth Life          Holding Company
                                                                    Insurance Company
                                                                    19.8% Peoples Security Life
                                                                    Insurance Company
                                                                    1% CGC

Commonwealth General LLC           Turks &                          100% CGC                         Special-purpose subsidiary
                                   Caicos Islands

Peoples Benefit Life               Missouri                         3.7% CGC                         Insurance company
Insurance Company                                                   20% Capital Liberty, L.P.
                                                                    76.3% Monumental Life
                                                                    Ins. Co.

Veterans Life Insurance Co.        Illinois                         100% Peoples Benefit Life        Insurance company
                                                                    Insurance Company

Peoples Benefit Services, Inc.     Pennsylvania                     100% Veterans Life Ins. Co.      Special-purpose subsidiary





2/11/98

ITEM 27.      NUMBER OF CONTRACTOWNERS
              ------------------------

              The number of Contractowners of Registrant as of December 31, 1998, was 7,080.


ITEM 28.      INDEMNIFICATION
              ---------------

              The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                              --------
              indemnification in certain situations, mandatory indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS
              ----------------------

     (a) Fidelity Brokerage Services, Inc. and its affiliate, Fidelity Insurance Agency, Inc. act as distributor of the contracts. Fidelity Brokerage Services, Inc. acts as distributor for other variable annuity and variable life contracts registered by separate accounts of Fidelity Investments Life Insurance Company and Empire Fidelity Investments Life Insurance Company.

              (b)



              Name and Principal             Positions and Offices
              Business Address*              With Underwriter
              ---------------------------------------------------
              Roger T. Servison              Director

              Rodney R. Rohda                Director

              Robert P. Mazzarella           Director and President

              J. Peter Benzie                Executive Vice President

              Edward L. McCartney            Executive Vice President

              Thomas G. McNichols            Vice President

              Bruce MacAlpine                Vice President

              Kenneth Klipper                Vice President and Chief
                                             Financial Officer

              Lawerence G. Smith             Vice President

              Jeffrey R. Larsen              Legal Counsel and Clerk

              Jay Freedman                   Assistant Clerk

              Kenneth Klipper                Treasurer

              Gary Greenstein                Assistant Treasurer

              Linda Capps Holland            Compliance Officer

              Richard Blades                 Compliance Registered Options
                                             Principal

              *82 Devonshire Street, Boston, MA 02109.


              (c) Commission and other compensation received by principal underwriter.

                   Fidelity Insurance Agency, Inc. receives insurance commissions for its services as an insurance general agent in distributing the Contracts. Fidelity Insurance Agency, Inc. is an affiliate of the principal underwriter of the Contracts, Fidelity Brokerage Services, Inc., a registered broker-dealer. Fidelity Insurance Agency, Inc. received $4,565,268 in commissions from the Registrant during the last fiscal year. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------


            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499.


ITEM 31.    MANAGEMENT SERVICES
            -------------------

            Not applicable.


ITEM 32.    UNDERTAKINGS
            ------------

            (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

            (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the Prospectus.

            (d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by PFL Life Insurance Company.


PARTC

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 1999.


                                        FIDELITY VARIABLE
                                        ANNUITY ACCOUNT

                                        PFL LIFE INSURANCE COMPANY
                                        Depositor

                                           /s/ William L. Busler
                                        ------------------------------
                                        William L. Busler
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                                    Title                          Date
----------                                    -----                          ----


  /s/ Patrick S. Baird
--------------------------------------        Director                       April 27, 1999
Patrick S. Baird

  /s/ Craig D. Vermie
--------------------------------------        Director                       April 27, 1999
Craig D. Vermie

  /s/ William L. Busler
--------------------------------------        Director                       April  27, 1999
William L. Busler                             (Principal Executive Officer)

  /s/ Larry N. Norman
--------------------------------------        Director                       April  27, 1999
Larry N. Norman

  /s/ Douglas C. Kolsrud
--------------------------------------        Director                       April  27, 1999
Douglas C. Kolsrud

  /s/ Robert J. Kontz
--------------------------------------        Vice President and             April 27, 1999
Robert J. Kontz                               Corporate Controller

  /s/ Brenda K. Clancy
--------------------------------------        Treasurer                      April  27, 1999
Brenda K. Clancy

                                                                Registration No.
                                                                        33-37498



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                       FIDELITY VARIABLE ANNUITY ACCOUNT

                                _______________

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.                       Description of Exhibit                        Page No.*
-----------                       ----------------------                        ---------
(8)(viii)        Addendum to Participation Agreements between Variable
                 Insurance Products Funds, Variable Insurance Products
                 Funds II and Variable Insurance Products Funds III,
                 Fidelity Distributors Corporation and PFL Life Insurance
                 Company.

(10)(i)          Consent of Independent Auditors

(13)             Performance Data Calculations

(14)             Power of Attorney



--------------------
* Page numbers included only in manually executed original.